		FILED ON APRIL 27, 2023
485BPOS		FILE NOS. 333-82329
ALLIANZ ALTERITY		811-05618
		CLASS I.D. C000007179
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.	38	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.	600	X

(CHECK APPROPRIATE BOX OR BOXES.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(EXACT NAME OF REGISTRANT)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(NAME OF DEPOSITOR)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(763) 765-7453
(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

ERIK T. NELSON, ASSOCIATE GENERAL COUNSEL, SENIOR COUNSEL
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE BOX):
IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
X		ON MAY 1, 2023 PURSUANT TO PARAGRAPH (B) OF RULE 485
60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
ON (DATE) PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
IF APPROPRIATE, CHECK THE FOLLOWING:
THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING: MAY 1, 2023

TITLES OF SECURITIES BEING REGISTERED: INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

PART A – PROSPECTUS

ALLIANZ AlteritySM VARIABLE ANNUITY CONTRACT
Issued by Allianz Life Variable Account B and Allianz Life Insurance Company of North America (Allianz Life, we, us, our)

The variable annuity described in this prospectus is an individual flexible purchase payment variable deferred annuity contract (Contract). This prospectus describes the Contract between you, the Owner, and Allianz Life.
THE CONTRACT IS NO LONGER OFFERED FOR SALE TO NEW INVESTORS.
We continue to administer the in force Contracts. We no longer accept additional Purchase Payments unless your
Contract was issued in Connecticut, Florida, or New Jersey.

This prospectus describes three different versions of the Contract. The “Original Contract” first became available on February 1, 2000 and was replaced in most states by the “May 2003 Contract” beginning on May 5, 2003. The May 2003 Contract was subsequently replaced by the “May 2006 Contract,” which first became available on May 1, 2006. We stopped offering all versions of the Contract on June 30, 2010. These Contract versions were offered with different optional benefits, have different fees and expenses (including withdrawal charges and annual charges) and may have different features.
If you have an investment adviser and choose to pay the adviser fees from this Contract, the deduction of the adviser fees is in addition to this Contract’s fees and expenses, are subject to withdrawal charges, will reduce and may even end the selected death benefit (either the standard Traditional Guaranteed Minimum Death Benefit, or optional Enhanced GMDB or Earnings Protection GMDB), and any other guaranteed benefits, and are subject to federal and state income taxes, including a 10% additional federal tax.
All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. This prospectus describes all material rights and obligations of purchasers under the Contract. This prospectus contains important information about the Contract and Allianz Life that you ought to know before investing including material state variations. This prospectus is not an offer to sell the securities, and it is not soliciting an offer to buy the securities, in any state where offers or sales are not permitted. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities & Exchange Commission’s (SEC) staff and is available at investor.gov.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Be sure to ask your financial professional (the person who advises you regarding the Contract) about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: May 1, 2023

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
The following is a list of common abbreviations used in this prospectus.
AIA = Annual Increase Amount CV Plus = Contract Value Plus GMDB = Guaranteed Minimum Death Benefit GMIB = Guaranteed Minimum Income Benefit	GPWB = Guaranteed Partial Withdrawal Benefit MAV = Maximum Anniversary Value PRIME = Protected Retirement Income Made Easy
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
AIA (Annual Increase Amount) – a calculation used in determining the guaranteed value for the Enhanced GMIB on Original Contracts; the PB Value under Enhanced PRIME Benefit and PRIME Plus Benefit; and in determining the guaranteed death benefit value under the Enhanced GMDB version 1 and version 2.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, and M&E charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.
CV Plus (Contract Value Plus) – a calculation used in determining the guaranteed death benefit value for the Original and Second Earnings Protection GMDBs.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Excess Withdrawal – for Contracts with a Traditional PRIME Benefit, Enhanced PRIME Benefit, or PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.
Financial Professional – the person who advises you regarding the Contract.
Fixed Account – a general account Investment Choice available with Original Contracts in most states.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
GMDB (Guaranteed Minimum Death Benefit) – you were asked to select one of three GMDBs at Contract issue that may provide different guaranteed death benefit values.
GMIB (Guaranteed Minimum Income Benefit) – a benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). The Original Contract automatically included the Traditional GMIB for no additional charge, or you could instead select the Enhanced GMIB for an additional M&E charge. The May 2003 Contract has a GMIB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GMIB included in the PRIME Plus Benefit.
GMIB Payments – fixed Annuity Payments we make under a GMIB based on the guaranteed value for Original Contracts, or the PB Value for May 2003 Contracts and May 2006 Contracts with a PRIME Benefit.
GPWB (Guaranteed Partial Withdrawal Benefit) – a benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. The May 2003 Contract has a GPWB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GPWB included in the PRIME Plus Benefit.
GPWB Maximum – under PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under GPWB.
GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates. The earliest available Income Date is two years after the Issue Date, and the latest possible Income Date can vary depending on your state of residence.
Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
MAV (Maximum Anniversary Value) – a calculation used in determining the guaranteed value for the Enhanced GMIB on Original Contracts; the PB Value under Enhanced PRIME Benefit and PRIME Plus Benefit; and in determining the guaranteed death benefit value under the Enhanced GMDB version 1 and version 2.
May 2003 Contract – this Contract first became available on May 5, 2003 and was replaced by the May 2006 Contract.
May 2006 Contract – the Contract described in the body of this prospectus that first became available on May 1, 2006.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
Original Contract – this Contract first became available on February 1, 2000 and was replaced in most states by the May 2003 Contract.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
PB Value – the amount used to calculate GPWB Payments and GMIB Payments under Traditional PRIME Benefit, Enhanced PRIME Benefit, and PRIME Plus Benefit.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

PRIME (Protected Retirement Income Made Easy) Benefits – a benefit package that includes a GMIB and GPWB and carries an additional M&E charge. The May 2003 Contracts offered a choice of the Traditional PRIME Benefit or the Enhanced PRIME Benefit. The May 2006 Contracts offered the PRIME Plus Benefit.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA/403(b) Contracts).
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

1. Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Prospectus Location
Charges for Early Withdrawals
Your Contract is subject to withdrawal charges that differ depending on the Contract version you have (Original Contract, May 2003 Contract, or May 2006 Contract).

• Original Contract. If you withdraw money from the Contract within 5 Contract Years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 7% of the
Purchase Payment withdrawn, declining to 0% over that time period.
• May 2003 Contract, or May 2006 Contract. If you withdraw money from the Contract within 6 Contract Years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 7% of the Purchase Payment withdrawn, declining to 0% over that time period.

For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $7,000.
				3. Fee Tables 11. Expenses – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges you may also be charged for other Contract transactions.

• We will charge you a fee of $25 per transfer after you exceed 12 transfers between
Investment Options (the variable investments available to you) in a Contract Year.
• For Original Contracts and May 2003 Contracts issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Options 2 or 4, and then take a withdrawal (“liquidation”), you may be assessed a commutation fee of up to 5% of the amount liquidated. For example, if you requested a liquidation of $1,000, you could pay a commutation fee of up to $50 and would receive $950.
• For Original Contracts and May 2003 Contracts issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Option 6 and then take a liquidation within 6 years of your last Purchase Payment, you may be assessed a commutation fee of up to 7% of the amount liquidated. For example, if you requested a liquidation of
$1,000, you could pay a commutation fee of up to $70 and would receive $930.
				3. Fee Tables 11. Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
These ongoing fees and expenses do not reflect any adviser fees paid to an investment adviser from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				3. Fee Tables 11. Expenses Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by Contract version)	1.43%	1.53%
	Investment Options(2) (Investment Option fees and expenses)	0.31%	0.88%
	Optional Benefits Available for an Additional Charge (for a single optional benefit, if elected)	0.30%(3)	0.70%(4)
	(1) As a percentage of each Investment Option’s net asset value, plus an amount attributable to the contract maintenance charge.
	(2) As a percentage of an Investment Option’s average daily net assets.
	(3) As a percentage of each Investment Option’s net asset value. This is the lowest current charge for an optional benefit (the Earnings Protection GMDB version 1 or Traditional PRIME Benefit).
	(4) As a percentage of the Benefit Base. This is the highest current charge for an optional benefit (Enhanced PRIME Benefit or PRIME Plus Benefit).

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

	FEES AND EXPENSES		Prospectus Location

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,639	Highest Annual Cost $3,249

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
versions and Investment Option fees and
expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals
•No adviser fees

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract
versions, optional benefits, and
Investment Option fees and expenses
•No additional Purchase Payments,
transfers, or withdrawals
•No adviser fees

RISKS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.		4. Principal Risks
Not a Short-Term Investment
• This Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• If you take a full or partial withdrawal within five Contract Years after we receive a
Purchase Payment if you have an Original Contract, or within six Contract Years if you have a May 2003 Contract or May 2006 Contract, withdrawal charges will apply. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive. Withdrawals under any Contract may reduce or end Contract guarantees.
• Withdrawals are subject to income taxes, including a 10% additional federal tax for withdrawals taken before age 59  1∕2.
• Considering the benefits of tax deferral, long-term income, and living benefit guarantees the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the
Contract.
• Each Investment Option has its own unique risks.
• You should review the Investment Options prospectus and disclosures, including risk factors, before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength. More information about Allianz Life, including our financial strength ratings, is available upon request by visiting
allianzlife.com/about/financial-ratings, or contacting us at (800) 624-0197.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

	RESTRICTIONS	Prospectus Location
Investments
• We currently allow you to invest in no more than 15 Investment Options at any one time.
We may change this maximum in the future, but it will not be less than 5 Investment
Options.
• Original Contracts offered the Fixed Account as an Investment Choice in most states.
May 2003 Contracts and May 2006 Contacts offered the DCA Fixed Option as an
Investment Choice. Money held in these general account Investment Choices receive fixed interest guaranteed by us. The Fixed Account interest rate may change annually.
• The first 12 transfers between Investment Options every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. Your transfers between the
Investment Options are also subject to policies designed to deter excessively frequent transfers and market timing. The minimum transfer is $1,000 (or $500 for Contracts issued in New Jersey), or the entire Investment Choice amount if less. These transfer restrictions do not apply to the Contract's automatic transfer programs.
• We reserve the right to remove or substitute Investment Options.
9. Investment Options Appendix A – Investment Options Available Under the Contract
Optional Benefits
• Optional benefits may be modified or terminated under certain circumstances.
• Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could end the benefit. Withdrawals that reduce both the Contract Value and the guaranteed value (either the total Purchase Payments adjusted for withdrawals if you have the Traditional GMDB; the 3% AIA, 5% AIA or MAV if you have an Enhanced
GMDB; or Total Payments or CV Plus if you have an Earnings Protection GMDB) to zero will end your selected death benefit.
• If a Contract Owner elects to pay adviser fees from Contract Value, such deductions may reduce the selected death benefit (either the standard Traditional GMBD, or optional
Enhanced GMDB or Earnings Protection GMDB), or other guaranteed benefits, as applicable, and are subject to federal and state income taxes, including a 10% additional federal tax.
14. Benefits Available Under the Contract
TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan, 403(b), or individual retirement account (IRA), you do not get any additional tax benefit under the Contract.
• Earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and you may have to pay a 10% additional federal tax if you take a withdrawal before age 59 1∕2.
• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and you may have to pay a 10% additional federal tax if withdrawn before age 59 1∕2.
17. Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with
Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
18. Other Information – Distribution
Exchanges
Some Financial Professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

2. Overview of the Contract
Purpose of the Contract
The Contract is designed for retirement planning purposes. Under the Contract, you make one or more Purchase Payments to us, and the money is invested in the Investment Choices available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance and interest on any selected general account Investment Choices. When you are ready to receive a guaranteed stream of income under your Contract, you can annuitize your accumulated assets and begin receiving payments (Annuity Payments) from us based on the payout option you select (Annuity Options). The Contract includes a death benefit (either the standard Traditional GMDB, or the optional Enhanced GMDB or Earnings Protection GMDB for an additional M&E charge) that helps financially protect your beneficiaries, and offered living benefits that may help you achieve your financial goals.
This Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for people who intend to make early or frequent withdrawals due to their liquidity needs, or for people who intend to frequently trade in the Contract's Investment Options.
Phases of the Contract
The Contract has two phases: (1) an Accumulation Phase, and (2) an Annuity Phase.
•
Accumulation Phase. The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date (the date we issue the Contract). During the Accumulation Phase, your money is invested in the Investment Choices you select on a tax-deferred basis. Tax deferral may not be available for certain non-individually owned contracts. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.
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The Investment Options are underlying mutual funds with different investment objectives, strategies, and risks. Please see Appendix A for more information about each Investment Option available under the Contract.
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General account Investment Choices. Original Contracts offered the Fixed Account in most states, and May 2003 Contracts and May 2006 Contacts offered the DCA Fixed Option as an Investment Choice. Money held in these general account Investment Choices receive fixed interest guaranteed by us.
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Annuity Phase. If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase, we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies.  The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option.
During the Annuity Phase, you will receive a stream of regular income. Upon a Full Annuitization you will be unable to take withdrawals upon demand, the death benefit you selected ends, and no amounts will be payable upon death during the Annuity Phase unless your Annuity Option provides otherwise. If you have the GPWB it will also end upon a Full Annuitization.
Contract Features
•
Contract Versions. We sold three different versions of the Contract: “Original Contract,” “May 2003 Contract,” and “May 2006 Contract.” The Original Contract first became available on February 1, 2000 and was replaced in most states by the May 2003 Contract beginning on May 5, 2003. The May 2003 Contract was subsequently replaced by the May 2006 Contract, which first became available on May 1, 2006. These Contract versions were offered with different optional benefits, have different fees and expenses (including withdrawal charges and annual charges) and may have different features.
•
Accessing Your Money. During the Accumulation Phase, you can surrender (take a full withdrawal) the Contract or take partial withdrawals (both subject to any withdrawal charges and income taxes, including a 10% additional federal tax if taken before age 59 1∕2).
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Additional Purchase Payments. For Contracts issued in Connecticut, Florida, or New Jersey we continue to accept additional Purchase Payments during the Accumulation Phase before GPWB Payments begin subject to the limitations described in this prospectus. However, for Contracts issued in any other state we no longer accept additional Purchase Payments.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

•
Death Benefits. The Contract includes for no additional charge a standard death benefit (the Traditional GMDB) that will pay the greater of Contract Value or the guaranteed value (total Purchase Payments adjusted for withdrawals) if you die during the Accumulation Phase. If you elected for an additional M&E charge one of the Contract’s optional death benefits (the Enhanced GMDB which includes features that provide an annual increase (3% AIA or 5% AIA), or locks-in annual investment gains (MAV), or the Earnings Protection GMDB which includes a feature that provides an increase based on either Contract Value or Purchase Payments (CV Plus)), a greater amount may be payable upon your death. The Enhanced GMDB and Earnings Protection GMDB are no longer offered.
•
Standard Living Benefit. The Original Contract automatically included the Traditional GMIB for no additional charge that provided guaranteed minimum fixed Annuity Payments (GMIB Payments) based on total Purchase Payments adjusted for withdrawals.
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Optional Living Benefits. We offered multiple optional living benefits under the Contracts, each for an additional charge, including guaranteed minimum fixed annuity income (the Enhanced GMIB offered on the Original Contract; and the GMIBs available through the Traditional PRIME Benefit and Enhanced PRIME Benefit offered on the May 2003 Contract, and the PRIME Plus Benefit offered on the May 2006 Contract) and guaranteed minimum withdrawal income (the GPWBs available through the Traditional PRIME Benefit and Enhanced PRIME Benefit offered on the May 2003 Contract, and through the PRIME Plus Benefit offered on the May 2006 Contract). The optional living benefits are no longer offered.
•
Other Features and Services. Certain additional features and services related to the Contract are summarized below. There are no additional charges associated with these features or services unless otherwise indicated. Not all features and services may be available under your Contract.
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Automatic Investment Plan (AIP). Allows you to make automatic Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking, or brokerage account.
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Dollar Cost Averaging (DCA). Allows you to make automatic transfers monthly or quarterly from an Investment Option you select to other Investment Options (Standard DCA Option). Some Contracts also offer the DCA Fixed Option, which holds Purchase Payments in a general account Investment Choice (DCA Fixed Option) that earns fixed interest before it is transferred to your selected Investment Options. You must participate in your selected DCA program for at least six months.
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Flexible Rebalancing Program. Provides for automatic, periodic transfers among the Investment Options to help you maintain your selected allocation percentages among the Investment Options.
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Automatic Withdrawal Programs. The Contract’s systematic withdrawal program allows you to make automatic withdrawals from your Contract. The Contract’s minimum distribution program is designed to help you automatically take withdrawals that satisfy the minimum distribution requirements for an IRA or SEP IRA Contract. The minimum distribution program is not available if you have a 403(b) or qualified plan Contract.
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Withdrawal Charge Waivers. The Contract includes multiple withdrawal charge waivers, including an annual free withdrawal privilege, a required minimum distribution program, and a waiver for nursing home confinement, terminal illness, total disability, or unemployment. The withdrawal charge waivers are subject to conditions and limitations. Withdrawals under these waivers may still be subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2) and may reduce Contract benefits (perhaps significantly).
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Financial Adviser Fees. If you have an investment adviser and want to pay their adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. The deduction of adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay adviser fees are subject to withdrawal charges, will reduce the Contract Value, guaranteed death benefit value (either the Traditional Death Benefit Value or Quarterly Anniversary Value), and any other guaranteed benefits (perhaps significantly), and are subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2) as discussed in section 9, Investment Options – Financial Adviser fees.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

3. Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. The fees and expenses reported here are the same for Original Contracts, May 2003 Contracts, and May 2006 Contracts unless noted otherwise. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Deferred Sales Load (or withdrawal charge)(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Contract Years Since Purchase Payment	Withdrawal Charge Amount
	Original Contract	May 2003 Contract and May 2006 Contract
0	7%	7%
1	6%	6%
2	5%	5%
3	4%	4%
4	3%	3%
5	0%	2%
6 Contract Years or more	0%	0%
Commutation Fee(3) During the Annuity Phase for liquidations under Annity Option 2 and 4
(as a percentage of amount liquidated)
Number of Complete Years Since Income Date	Commutation Fee Amount
0	5%
1	4%
2	3%
3	2%
4 years or more	1%
Withdrawal Charge(3) During the Annuity Phase for liquidations under Annity Option 6
(as a percentage of amount liquidated)
Number of Complete Contract Years Since Purchase Payment	Withdrawal Charge Amount
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 years or more	0%

Exchange Fee (or transfer fee)	$25
(for each transfer after twelve in a Contract Year)
(1)
The Contract provides a partial withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 12, Access to Your Money – Partial Withdrawal Privilege.
(2)
The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 11, Expenses – Withdrawal Charge.
(3)
Liquidations are limited to certain Contracts as stated in Appendix B.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Investment Option fees and expenses). If you purchased an optional benefit, you pay additional charges, as shown below.
Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$40
Base Contract Expenses (or M&E charge and administrative charge) (as a percentage of each Investment Option’s net asset value)
Original Contract	1.40%
May 2003 Contract	1.50%
May 2006 Contract	1.50%
Optional Benefit Expenses
Optional Death Benefit
Earnings Protection GMDB version 1 (as a percentage of each Investment Option’s net asset value)	0.20%
Earnings Protection GMDB version 2 (as a percentage of each Investment Option’s net asset value)	0.30%
Enhanced GMDB version 1 (as a percentage of each Investment Option’s net asset value)	0.30%
Enhanced GMDB version 2 (as a percentage of each Investment Option’s net asset value)	0.30%
Optional Living Benefits
Enhanced GMIB (as a percentage of each Investment Option’s net asset value)	standard death benefit – 0.30% optional death benefit – 0.50%
Traditional PRIME Benefit (as a percentage of each Investment Option’s net asset value)	standard death benefit – 0.20% Enhanced GMDB version 2 – 0.45% Earnings Protection GMDB version 2 – 0.50%
Enhanced PRIME Benefit (as a percentage of each Investment Option’s net asset value)	standard death benefit – 0.70% Enhanced GMDB version 2 – 0.90% Earnings Protection GMDB version 2 – 0.95%
PRIME Plus Benefit(2) (as a percentage of each Investment Option’s net asset value)	standard death benefit – 1.15% Enhanced GMDB version 2 – 1.35% Earnings Protection GMDB version 2 – 1.40%
(1)
Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. See section 11, Expenses – Contract Maintenance Charge.
(2)
This table shows the maximum charge for the optional living benefit. The current charge is lower than the maximum charge as described later in this prospectus.
The next table shows the minimum and maximum total operating expenses charged by the Investment Options that you may pay periodically during the time that you own the Contract. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in Appendix A – Investment Options Available Under the Contract.
Annual Investment Option Expenses
	Minimum	Maximum
(expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.31%	0.88%

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Variable Option expenses. These costs do not include any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Investment Option expenses (maximum and minimum) and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)
If you surrender your Contract (take a full withdrawal) at the end of the applicable time period:
Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$9,851	$13,741	$17,892	$31,489
Minimum Investment Option expense	$9,281	$12,032	$15,047	$25,842

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$10,398	$15,363	$20,559	$36,617
Minimum Investment Option expense	$9,831	$13,682	$17,794	$31,297

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$10,843	$16,669	$22,685	$40,588
Minimum Investment Option expense	$10,279	$15,011	$19,984	$35,525
(2)
If you fully annuitize your Contract at the end of the applicable time period.
Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$8,741	$14,892	$31,489
Minimum Investment Option expense	N/A*	$7,032	$12,047	$25,842

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$10,363	$17,559	$36,617
Minimum Investment Option expense	N/A*	$8,682	$14,794	$31,297

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$11,669	$19,685	$40,588
Minimum Investment Option expense	N/A*	$10,011	$16,984	$35,525
*
The earliest available Income Date is the second Contract Anniversary.
(3)
If you do not surrender your Contract.
Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$2,851	$8,741	$14,892	$31,489
Minimum Investment Option expense	$2,281	$7,032	$12,047	$25,842

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$3,398	$10,363	$17,559	$36,617
Minimum Investment Option expense	$2,831	$8,682	$14,794	$31,297

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$3,843	$11,669	$19,685	$40,588
Minimum Investment Option expense	$3,279	$10,011	$16,984	$35,525

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

4. Principal Risks of Investing In the Contract
Risk of Loss. You can lose money by investing in the Contract, including possible loss of principal. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency.
Short-Term Investment Risk. The Contract is not designed for short-term investing or for an investor who needs ready access to cash. Withdrawal charges may apply to withdrawals. Withdrawals are also subject to income taxes, including a 10% additional federal tax if taken before age 59  1∕2. Considering the benefits of tax deferral, long-term income, and living benefit guarantees, the Contract is generally more beneficial to investors with a long investment time horizon.
Investment Options Risk. The Investment Options are subject to the risk of poor investment performance. Generally, if the Investment Options you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Investment Option has its own investment risks, and you are exposed to those investment risks when you select that Investment Option. You should read the prospectuses for the Investment Options for descriptions of those investment risks. The Company does not guarantee the performance of the Investment Options; you assume the risk of poor investment performance.
General Account Risk. The Fixed Account and DCA Fixed Option receive fixed interest guaranteed by us. The Fixed Account interest rate may change annually. You bear the risk that we may lower interest rates for the Fixed Account, and that the interest earned in the DCA Fixed Option is less than the returns you may have received by allocating to an Investment Option under the standard DCA.
Pandemic Risks. The COVID-19 pandemic has at times led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the securities held by the Investment Options, and the interest rates we offer on the general account Investment Choices. If these market conditions continue, or reoccur, and depending on your individual circumstances (e.g., your selected Investment Choices, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, interest rates on the general account Investment Choices, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract (including a full withdrawal). Withdrawals are subject to significant withdrawal charges. Withdrawals are subject to income taxes, including a 10% additional federal tax for withdrawals taken before age 59  1∕2. A full withdrawal will end the Contract and all of its benefits. Partial withdrawals may significantly reduce the value of the standard death benefit. In addition, a partial withdrawal may significantly reduce the value of an optional living benefit or optional death benefit that you have elected, including by an amount greater than the amount withdrawn, and could result in termination of the benefit. If you take automatic withdrawals under your Contract, you may be repeatedly exposed to the risks associated with partial withdrawals. You cannot make withdrawals from the Contract after Full Annuitization. A Full Annuitization is the application of the total Contract Value to Annuity Payments.
Managed Volatility Investment Option Risk. As described in more detail in the Investment Options’ prospectuses, certain Investment Options (including certain Investment Options that are affiliated with us) employ a managed volatility strategy that is intended to reduce the Investment Option’s overall volatility and downside risk. An Investment Option’s managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Investment Option without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Investment Options that employ a managed volatility strategy are identified in Appendix A – Investment Options Available Under the Contract.
Benefit Selection Risk. The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you did not elect the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and any optional benefits that are more suited to you are unavailable under the Contract. You may not be able to remove an optional benefit that you elected without fully

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

surrendering or annuitizing the Contract. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depends never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will be less than the amount you paid for the benefit.
Purchase Payment Restriction Risk. There is no guarantee that you will always be permitted to make Purchase Payments under your Contract. For Contracts issued in Connecticut, Florida, or New Jersey we continue to accept additional Purchase Payments during the Accumulation Phase subject to the limitations described in this prospectus. However, for Contracts issued in any other state we no longer accept additional Purchase Payments. If you have an optional living benefit, additional Purchase Payments may be restricted or prohibited by the terms of your benefit. In all cases, the maximum total Purchase Payments we accept without our prior approval is $1 million. To the extent that you are prohibited from making additional Purchase Payments, you will lose the ability to increase the value of your Contract and your guaranteed benefits (including the total Purchase Payments adjusted for withdrawals under the standard death benefit) through Purchase Payments.
Financial Adviser Fee Risk. If you have an investment adviser and want to pay their adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. The investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay adviser fees are subject to withdrawal charges, may reduce Contract benefits (perhaps significantly), and are subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2).
Transfer Risk. The Contract includes restrictions that may limit your ability to transfer Contract Value between Investment Choices. Transfer restrictions may hinder your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.
Financial Strength and Claims-Paying Ability Risk. We use our general account assets to support our financial guarantees under the Contract other than those funded by the Separate Account (Allianz Life Variable Account B). All guaranteed death and living benefits that are greater than your Contract Value, and all fixed Annuity Payments are supported by our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which could negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.
Business Disruption and Cyber Security Risks. Our business relies on technology systems and networks, including systems and networks managed by third parties to process, transmit and store information, and to conduct business activities and transactions with clients, distributors, vendors, and other third parties. We are also subject to certain federal and state regulations that require us to establish and maintain policies and procedures designed to protect sensitive client information. Maintaining the integrity of our systems is critical to the success of our business operations, including the retention of clients, and to the protection of our clients’ personal information. To date, we have not identified any material breaches or interference with our systems and networks; however, we routinely encounter and address such threats, including an increasing frequency of phishing scams, introductions of malware and unauthorized payment requests. Any such breaches or interference by third parties or by our employees that may in the future occur could have a material adverse impact on our business operations and our financial condition.
We have implemented and maintain security measures designed to protect against breaches of security and other interference with systems and networks resulting from attacks by third parties, including hackers, and from employee error or malfeasance. We also require third party vendors who, in the provision of services to us, are provided with or process information pertaining to our business or our clients to meet certain information security standards. Changes in our technology platforms, such as an evolution to accommodate mobile computing, may also require corresponding changes in our systems, networks and data security measures. In addition, the increasing reliance on technology systems and networks and the occurrence and potential adverse impact of attacks on such systems and networks, both generally and in the financial services industry, have enhanced government and regulatory scrutiny of the measures taken by companies to

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

protect against cyber-security threats. As these threats, and government and regulatory oversight of associated risks, continue to evolve, we may be required to expend additional resources to enhance or expand upon the security measures we currently maintain.
Despite the measures we have taken and may in the future take to address and mitigate these risks, we cannot ensure that our systems and networks will not be subject to breaches or interference. Any such event may result in operational disruptions as well as unauthorized access to or the disclosure or loss of our proprietary information or our clients’ personal information, which in turn may result in legal claims, regulatory scrutiny and liability, reputational damage, the incurrence of costs to eliminate or mitigate further exposure, the loss of clients or other damage to our business. Any such event may interfere with, impede or cause delays in our calculation of values, processing of transactions and making of payments under the Contract. In addition, the trend toward broad consumer and general public notification of such incidents could exacerbate the harm to our business operations and our financial condition. Even if we successfully protected our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks as well as the adoption and maintenance of appropriate security measures. We could also suffer harm to our business and reputation if attempted security breaches are publicized. We cannot be certain that advances in criminal capabilities, discovery of new vulnerabilities, attempts to exploit vulnerabilities in our systems, data thefts, physical system or network break-ins or inappropriate access, or other developments will not compromise or breach the technology or other security measures protecting our networks and systems used in connection with our products and services. There may be an increased risk of cyberattacks during periods of geo-political or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries).
We are also exposed to risks related to natural and man-made disasters, such as extreme weather events, fires, earthquakes, public health crises (e.g., COVID-19), geo-political disputes, military actions, and terrorist acts, which could adversely affect our ability to administer the Contract. In the event that a natural or man-made disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively, as described above, or process Contract transactions or calculate Contract Values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity plans are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.

5. The Variable Annuity Contract
The Contract is no longer offered for sale, but we continue to accept additional Purchase Payments if your
Contract was issued in Connecticut, Florida, or New Jersey. However, we do not accept additional Purchase
Payments if you have a 403(b) Contract.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life). We do not make any changes to your Contract without your permission except as may be required by law.
SUMMARY OF CONTRACT VERSIONS AND OPTIONAL BENEFITS THAT WERE OFFERED
This prospectus also describes the three different Contract versions that we offered. The “Original Contract” first became available on February 1, 2000 and was replaced in most states by the “May 2003 Contract” beginning on May 5, 2003. The May 2003 Contract was subsequently replaced by the “May 2006 Contract,” which first became available on May 1, 2006. We stopped offering all versions of the Contract on June 30, 2010.
The Contract previously offered the following optional benefits, for an additional charge.
•
The Earnings Protection GMDB potentially provides an increased death benefit based on the greater of total Purchase Payments adjusted for withdrawals (Total Payments), or the Contract Value plus a percentage of lesser of Contract Value gains or total Purchase Payments (CV Plus). Section 15 describes the Earnings Protection GMDB.
•
The Enhanced GMDB potentially provides an increased death benefit based on an annual increase to Purchase Payments adjusted for withdrawals (3% AIA or 5% AIA), or the highest annual Contract Value adjusted for withdrawals (MAV). Section 15 describes the Enhanced GMDB.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

•
The Enhanced GMIB (see Appendix F) provides guaranteed minimum fixed annuity income called GMIB Payments that can begin on or after the seventh Contract Anniversary. We base payments on the greater of a 5% annual increase to Purchase Payments adjusted for withdrawals (5% AIA), or the highest annual Contract Value adjusted for withdrawals (MAV).
•
The Traditional PRIME Benefit (see Appendix G) provides a choice of guaranteed minimum fixed annuity income called GMIB Payments, or guaranteed minimum withdrawal income called GPWB Payments that can begin on or after the seventh Contract Anniversary. We base payments on Purchase Payments adjusted for withdrawals (PB Value).
•
The Enhanced PRIME Benefit (see Appendix G) provides a choice of guaranteed minimum fixed annuity income called GMIB Payments, or guaranteed minimum withdrawal income called GPWB Payments that can begin on or after the seventh Contract Anniversary. We base payments on a 3% or 7% annual increase to Purchase Payments adjusted for withdrawals (3% AIA and 7% AIA), or the highest annual Contract Value adjusted for withdrawals (MAV).
•
The PRIME Plus Benefit provides a choice of guaranteed minimum fixed annuity income called GMIB Payments, or guaranteed minimum withdrawal income called GPWB Payments that can begin on any Contract Anniversary to occur on or after the end of the seven year waiting period. We base payments on a 7% annual increase to Purchase Payments adjusted for withdrawals (7% AIA), or the highest annual Contract Value adjusted for withdrawals (MAV).
When the Contract Phases End
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase ends upon the earliest of the following.
•
The Business Day before the Income Date if you take a Full Annuitization.
•
The Business Day we process your request for a full withdrawal.
•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Choices until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option.
When the Contract Ends
The Contract ends when:
•
all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•
if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.
State Specific Contract Restrictions
Your Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this prospectus. If you would like more information regarding state or Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.

6. Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. A Non-Qualified Contract is a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint
Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint
Annuitant.

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. Use care when designating Owner(s) and Annuitant(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the Beneficiary unless the
Beneficiary is the surviving spouse and continues the Contract.
If you selected a PRIME Benefit, unless the Contract is
continued by a surviving spouse/Beneficiary the Guaranteed
Partial Withdrawal Benefit (GPWB) ends and the Guaranteed
Minimum Income Benefit (GMIB) is no longer available.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
– Under the Traditional GMDB the guaranteed death
benefit value is total Purchase Payments adjusted for
withdrawals.
– Under the Enhanced GMDB version 1 the guaranteed
death benefit value is the greater of a 5% annual increase
on total Purchase Payments adjusted for withdrawals (5%
Annual Increase Amount, or 5% AIA), or the Maximum
Anniversary Value (MAV).
– Under the Enhanced GMDB version 2 the guaranteed
death benefit value is the greater of a 3% annual increase
on total Purchase Payments adjusted for withdrawals (3%
Annual Increase Amount, or 3% AIA), or the MAV.
– Under the Earnings Protection GMDBs the guaranteed
death benefit value is the greater of a) total Purchase
Payments adjusted for withdrawals (Total Payments), or
b) Contract Value Plus (CV Plus). Under the Earnings
Protection GMDB version 1, CV Plus is Contract Value
plus a percentage of the lesser of Contract Value or total
Purchase Payments. Under the Earnings Protection
GMDB version 2 CV Plus is Contract Value plus a
percentage of the greater of earnings, or three times
Purchase Payments received in the first two Contract
Years.
•  If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
– we increase the Contract Value to equal the guaranteed
death benefit value if greater, and the death benefit
continues to be available to the surviving spouse’s
Beneficiary(s),
– the surviving spouse becomes the new Owner, and
– the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the
Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the
Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option 1 or 3, payments end.
– Annuity Option 2 or 4, payments end when the
guaranteed period ends, or when we pay any final lump
sum.
– Annuity Option 5, payments end and the Payee may
receive a lump sum refund.
– Annuity Option 6, payments end when the guaranteed
period ends.
• If the deceased was an Annuitant and there is a surviving joint
Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
• For a Qualified Contract, the Annuity Payments must end ten years after the Owner’s death.

Beneficiary
The Beneficiary is the person(s) or entity you designated to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named primary Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named surviving primary Beneficiaries. If there are no named surviving primary Beneficiaries, we pay the death benefit to the named surviving contingent Beneficiaries, or to the estate of the
Joint Owner who died last if there are no named surviving contingent Beneficiaries.

Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

7. Purchase Payments
Purchase Payment Requirements
The Contract is no longer offered for sale, but we continue to accept additional Purchase Payments if your
Contract was issued in Connecticut, Florida, or New Jersey. However, we do not accept additional Purchase
Payments if you have a 403(b) Contract.

The additional Purchase Payment requirements for this Contract are as follows.
•
If you do not have the PRIME Plus Benefit, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•
If you have the PRIME Plus Benefit, you can make additional Purchase Payments of $50 or more during the Accumulation Phase before GPWB Payments begin. However, you cannot make additional Purchase Payments on or after the date GPWB Payments begin.
•
We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•
The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, we do not allow additional Purchase Payments on or after the Income Date). If mandated under applicable law, we may be required to reject a Purchase Payment.
Allocation of Purchase Payments
We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or
New Jersey. However, we do not accept additional Purchase Payments if you have a 403(b) Contract.

You must allocate your money to the Investment Choices in whole percentages. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Choices do not change your future allocation instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Automatic Investment Plan (AIP)
AIP is not available unless your Contract was issued in Connecticut, Florida, or New Jersey.  AIP is also not available if you have a Qualified Contract that is funding a plan that is tax qualified under Section 401 or 403(b)
of the Internal Revenue Code.

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section. We must receive your request to stop or change AIP at our Service Center before the end of the last Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•
If you begin GPWB Payments, AIP ends on the date payments begin.
•
If you begin Annuity Payments, AIP ends on the last Business Day before the Income Date.
We reserve the right to discontinue or modify AIP at any time and for any reason.
Dollar Cost Averaging (DCA) Program
The DCA program transfers Contract Value monthly or quarterly from an Investment Option you select to other Investment Options (Standard DCA Option). For Contracts issued in Connecticut, Florida, or New Jersey, if you make an additional Purchase Payment you can instead select to participate in the DCA Fixed Option. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in the DCA program by completing our DCA form. You can participate in this program for at least six months, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

If you choose to participate in the Standard DCA Option, you must allocate at least $1,500 to the source Investment Option from which we will make DCA transfers. If you choose to participate in the DCA Fixed Option, you must make an additional Purchase Payment of at least $1,500 and allocate it to the DCA Fixed Option. Amounts you allocate to the DCA Fixed Option receive a fixed interest rate guaranteed by us. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the source Investment Option or DCA Fixed Option to your selected target Investment Options according to your allocation instructions.
Information on the Investment Options can be found in Appendix A – Investment Options Available Under the Contract, including instructions on how to obtain an Investment Option’s prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center before the end of the Business Day that we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•
the number of requested transfers has been made;
•
you do not have enough Contract Value in the source Investment Option or DCA Fixed Option to make the transfer (if less money is available, that amount is transferred and the program ends);
•
you request to end the program (your request must be received at our Service Center before the end of the last Business Day immediately before the tenth to end that month); or
•
your Contract ends.

8. Valuing Your Contract
Your Contract Value increases and decreases based on Purchase Payments, transfers, withdrawals, deduction of fees and charges, and your selected Investment Choices’ performance. We require that the Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*
Does not apply to GPWB Payments, systematic withdrawals, or required minimum distributions.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Traditional Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
Accumulation Units
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•
On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•
When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E charge.
Computing Contract Value
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.
GMIB Partial Annuitizations: If you take a GMIB Partial Annuitization, we reduce the Contract Value by the percentage of PB Value applied to the GMIB Payments.

9. Investment Options
Information regarding each Investment Option, including its (i) name, (ii) investment objectives, (iii) investment adviser and any subadviser, (iv) current expenses, and (v) performance is available in Appendix A – Investment Options Available Under the Contract. Each Investment Option has issued a prospectus that contains more detailed information about the Investment Option. You should read the prospectuses for the Investment Options carefully before investing. The Investment Option prospectuses and other information can be found online at allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, by sending an email request to contact.us@allianzlife.com, or by contacting your Financial Professional.
In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the SEC. Certain Investment Options may not be available to you.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Through common ownership, we are affiliated with Allianz Investment Management LLC and Pacific Investment Management Company LLC, which serve as adviser or sub-adviser to certain Investment Options as listed in Appendix A – Investment Options Available Under the Contract.
Substitution and Limitation on Further Investments
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Transfers Between Investment Choices
You can make transfers between Investment Choices, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers are subject to a transfer fee as discussed in section 11, Expenses.
The following applies to any transfer.
•
The minimum transfer is $1,000 (or $500 for Contracts issued in New Jersey), or the entire Investment Choice amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs.
•
Your request for a transfer must clearly state the Investment Choices involved and how much to transfer.
•
Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•
Contract Value transfers between Investment Choices do not change your future Purchase Payment allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Electronic Investment Option Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Excessive Trading and Market Timing
We discourage and do not accommodate frequent transfers. We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•
An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•
Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•
Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•
Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•
Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•
Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•
Prohibit transfers into specific Investment Options.
•
Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
•
Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•
Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Flexible Rebalancing Program
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center before the end of the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center before the end of the last Business Day immediately before the 20th to end that month.
Financial Adviser Fees
If you have a financial adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center by completing our third party money management customer authorization of transfer form and fee redemption authorization form. If we approve your request, we withdraw the requested fees and pay them to your Financial Professional or Financial Professional’s firm as instructed. The fee redemption authorization is an agreement between you,

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

your Financial Professional and/or the Financial Professional's firm. The agreement authorizes us to deduct adviser fees from the Contract and send them to the Financial Professional or the Financial Professional's firm upon written request. You can terminate this agreement at any time by providing us written notice. We retain the right to request an updated fee redemption authorization form at any time.
The Financial Professional or Financial Professional’s firm requests each fee payment by submitting a letter of instruction that includes the fee amount. We treat this fee payment as a withdrawal, which means it is subject to a withdrawal charge, federal and state income taxes, and a 10% additional federal tax if you are under age 59 1∕2. We deduct adviser fees (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. This withdrawal reduces the Contract Value and the amount available under the free withdrawal privilege by the dollar amount withdrawn. The withdrawal also may reduce your Contract's guaranteed values (such as the guaranteed death benefit value) by more than the amount withdrawn. These reductions could be significant.
If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA, Roth IRA, Sep IRA, or 403(b) Contract will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. We reserve the right to discontinue or modify this feature at any time for any reason. Please consult with your Financial Professional before requesting us to pay adviser fees from this Contract compared to other assets you may have.
Your financial adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not verify that withdrawals for financial adviser fees align with the terms of your agreement with your financial adviser. We do not set your financial adviser’s fee or receive any part of it. Any withdrawal for financial adviser fees you pay is in addition to this Contract’s fees and expenses. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments. Financial Professionals and their managers may also be eligible for various benefits such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with our principal underwriter, Allianz Life Financial Services, LLC. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life is not a financial adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the financial adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Voting Privileges
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows:
•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.
•
You receive proxy materials and a voting instruction form.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

10. Our General Account
Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
The DCA Fixed Option and the Fixed Account are the only general account Investment Choices available during the Accumulation Phase. All guaranteed death and living benefits that are greater than your Contract Value, and all fixed Annuity Payments (including GMIB Payments) are supported by our general account. The financial obligations supported by our general account are subject to our claims-paying ability, financial strength, and the priority rights of our other creditors.

11. Expenses
Contract fees and expenses reduce your investment return and are described in this prospectus in detail.
Base Contract Expenses (Mortality and Expense Risk (M&E) Charge and administrative charge)
In your Contract, the base contract expense is referred to as the “mortality and expense risk” or “M&E” charge and administrative charge. We calculate and accrue the base contract expenses at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase. The base contract expenses vary by Contract version, as follows.
Base Contract Expenses (as a percentage of each Investment Options’ net asset value)
Original Contract
M&E Charge	1.25%
Administrative Charge	0.15%
Total	1.40%
May 2003 Contract
M&E Charge	1.35%
Administrative Charge	0.15%
Total	1.50%
May 2006 Contract
M&E Charge	1.35%
Administrative Charge	0.15%
Total	1.50%
The base contract expenses reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 8, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
Upon the death of the Owner, we continue to assess a base contract expense of either 1.40% for Original Contracts, or 1.50% for May 2003 Contracts and May 2006 Contracts when paying the death benefit under death benefit payment Option B, or with variable Traditional Annuity Payments or optional payments under death benefit payment Option C, as noted in section 15, Death Benefit – Death Benefit Payment Options.
If you select variable Traditional Annuity Payments during the Annuity Phase, we assess a base contract expense of either 1.40% for Original Contracts, or 1.50% for May 2003 Contracts and May 2006 Contracts. If you select fixed Annuity Payments or GMIB Payments, we do not assess the M&E charge during the Annuity Phase.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit. The administrative charge, together with the contract maintenance charge (which is explained later in this section), compensates us for all the expenses associated with the administration and maintenance of the Contracts.
Optional Benefit Additional M&E Charge
Earnings Protection GMDB, Enhanced GMDB, Enhanced GMIB, Traditional PRIME Benefit, Enhanced PRIME Benefit, and PRIME Plus Benefit
If you have one of these optional benefits we deduct an additional M&E charge from your Contract Value during the Accumulation Phase while your benefit is in effect. The additional M&E charge as a percentage of each Investment Option’s net asset value is listed below. This charge compensates us for the risks we assume under the optional benefits.
Additional M&E Charge (as a percentage of each Investment Option’s net asset value)
Optional Death Benefits
Earnings Protection GMDB version 1	0.20%
Earnings Protection GMDB version 2	0.30%
Enhanced GMDB version 1	0.30%
Enhanced GMDB version 2	0.30%
Optional Living Benefits
Enhanced GMIB	Standard death benefit – 0.30% Optional death benefit – 0.50%
Traditional PRIME Benefit	Standard death benefit – 0.20% Enhanced GMDB version 2 – 0.45% Earnings Protection GMDB version 2 – 0.50%
Enhanced PRIME Benefit	Standard death benefit – 0.70% Enhanced GMDB version 2 – 0.90% Earnings Protection GMDB version 2 – 0.95%

PRIME Plus Benefit	Additional M&E Charge (as a percentage of each Investment Options’ net asset value)
	Maximum	Current(1)
Standard death benefit	1.15%	0.70%
Enhanced GMDB version 2	1.35%	0.90%
Earnings Protection GMDB version 2	1.40%	0.95%
(1)
We may increase the additional M&E charge if you reset the 7% AIA.
Contract Maintenance Charge (Administrative Expenses)
Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•
During the Accumulation Phase if the total Contract Value for all AlteritySM Contracts you own is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned AlteritySM Contracts by using the Owner’s social security number, and for non-individually owned AlteritySM Contracts we use the Annuitant’s social security number.
•
During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•
When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
Withdrawal Charge
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, withdrawal charge, or contract maintenance charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, including the withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the partial withdrawal privilege. Penalty-free withdrawals include: GPWB Payments and Excess Withdrawals under the PRIME Plus Benefit that do not exceed the annual GPWB Maximum; withdrawals under the partial withdrawal privilege, and waiver of withdrawal charge benefit; payments under our minimum distribution program; and Annuity Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments we have had for six or more complete Contract Years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.
Then, if this is a partial withdrawal, we withdraw from the partial withdrawal privilege (see section 12, Access to Your Money – Partial Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.
Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Contract Years Since Purchase Payment	Withdrawal Charge Amount
	Original Contract	May 2003 Contract and May 2006 Contract
0	7%	7%
1	6%	6%
2	5%	5%
3	4%	4%
4	3%	3%
5	0%	2%
6 Contract Years or more	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the contract maintenance charge, we assess this charge after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Example: You purchased a May 2006 Contract with an initial Purchase Payment of $10,000 and made another Purchase Payment in the first month of the second Contract Year of $90,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We withdraw money and compute the withdrawal charge as follows.
1)
Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)
Amounts available under the partial withdrawal privilege. You can withdraw 12% of total purchase payments per year, and any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This is the third Contract Year and you did not take any other withdrawals, so you can withdraw up to 36% of your total Purchase Payments (or $36,000) without incurring a withdrawal charge.
3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $10,000, which is subject to a 5% withdrawal charge, and we pay you this entire amount. A withdrawal charge of $500 is also tracked. We determine the withdrawal charge on this amount as follows:
$10,000 x 0.050 = $500
Next we determine how much we need to deduct from the second Purchase Payment. So far you received $46,000 ($36,000 under the partial withdrawal privilege and $10,000 from the first Purchase Payment), so we would need to deduct $6,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:
$6,000 x 0.060 = $360
4)
Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $52,860 from your Contract, of which you received $52,000 and paid a withdrawal charge of $860.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

• We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract fees and expenses. This means that upon a full withdrawal, if your Contract Value is less than your remaining
Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:

– prior penalty-free withdrawals,
– deductions of Contract fees and expenses, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
• Withdrawals may have tax consequences and, if taken before age 59 1∕2, are subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from the earnings first, not Purchase Payments.

• Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value or PB Value you annuitize.
Commutation Fee and Withdrawal Charge for Liquidations During the Annuity Phase
For Original Contracts and May 2003 Contracts issued before April 29, 2005, liquidations are only available if you take variable Traditional Annuity Payments under Annuity Option 2, 4, or 6. For all Contracts issued in
Oregon, liquidations are available if you take variable Traditional Annuity Payments under Annuity Options 2 or
4. Please refer to your Contract to verify if liquidations are available to you.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

You can take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends if you meet the requirements described in Appendix F. Under Annuity Options 2 and 4 a commutation fee applies to all liquidations. Under Annuity Option 6 a withdrawal charge applies if any part of the liquidation comes from a Purchase Payment that is still within the withdrawal charge period. We assess the commutation fee and withdrawal charge against the amount liquidated as follows.
Liquidations under Annity Option 2 and 4
Number of Complete Years Since Income Date	Commutation Fee Amount
0	5%
1	4%
2	3%
3	2%
4 years or more	1%

Liquidations under Annity Option 6
Number of Complete Contract Years Since Purchase Payment	Withdrawal Charge Amount
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%
We subtract the commutation fee or withdrawal charge from the amount you requested and send you the remaining amount.
We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.
Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, or flexible rebalancing transfers. The transfer fee continues to apply under death benefit payment Option B, and with variable Traditional Annuity Payments or optional payments under death benefit payment Option C as noted in section 15, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Choices, we deduct this fee proportionately from the Investment Choices from which the transfer is made. If you transfer the total amount in an Investment Choice, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Investment Option Expenses
Charges deducted from and expenses paid out of the assets of the Investment Options are described in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ provided us with the expense information included in this prospectus and we did not independently verify it.

12. Access to Your Money
The money in your Contract is available under the following circumstances:
•
by withdrawing your Contract Value;
•
by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•
by taking GPWB Payments (if you have the PRIME Plus Benefit);
•
by taking Annuity Payments; or
•
when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*
Does not apply to GPWB Payments, systematic withdrawals, or required minimum distributions.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Choice unless you provide us with alternate instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•
total Contract Value determined at the end of the day,
•
less any withdrawal charge, and
•
less any contract maintenance charge.
See the 3, Fee Tables and section 11, Expenses for a discussion of these charges.
We pay withdrawals from the Investment Options within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
• Withdrawals are subject to a withdrawal charge, state and federal taxation, and a 10% additional federal tax if you are under age 59 1∕2. Certain restrictions may apply to any withdrawal you take.
• For 403(b) Contracts you may only take distributions after you reach age 59 1∕2, your severance of employment, or your total and permanent disability.
• Joint Owners: We send one check payable to both Joint Owners and we tax report to both Joint Owner's based on the age of the older Joint Owner.
• We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL
Government Money Market Fund subaccount until the fund is liquidated.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Partial Withdrawal Privilege
Each Contract Year you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the partial withdrawal privilege). Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your partial withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your partial withdrawal privilege. Amounts we deduct for any financial adviser fees that you choose to have us pay from this Contract also reduce your free withdrawal privilege.
Example
Assume you purchase a May 2006 Contract, your initial Purchase Payment ten years ago was $90,000, and you made a second $100,000 Purchase Payment three years ago. You take a RMD payment of $1,500 and withdraw $150,000 when the Contract Value is $275,000. The RMD payment is not subject to a withdrawal charge, but reduces the amount available under the free withdrawal privilege to $21,300 (12% x $190,000 total Purchase Payments = $22,800 - $1,500 RMD payment). After the RMD payment, $111,300 is available to you without a withdrawal charge: the initial $90,000 Purchase Payment that is beyond the 6-Contract Year withdrawal charge period, and $21,300 remaining free withdrawal privilege. The remaining $38,700 of your requested withdrawal would be subject to a 5% withdrawal charge.
The partial withdrawal privilege is not available upon a full withdrawal or while you are receiving GPWB Payments.
Systematic Withdrawal Program
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. The minimum amount you can withdraw under this program is $100 and there is no maximum. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center before the end of the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
• During the withdrawal charge period, systematic withdrawals in excess of the partial withdrawal privilege are subject to a withdrawal charge, ordinary income taxes, and a 10% additional federal tax if you are under age
59 1∕2.

• The systematic withdrawal program is not available while you are receiving required minimum distribution payments or GPWB Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the partial withdrawal privilege during the Contract Year. We do not consider deductions we make for financial adviser fees that you choose to have us pay from this Contract to be RMD payments. However, Contract Value is one of the components we use to calculate RMD payments, so these deductions may reduce your RMD payments.  We can make payments to you monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center before the end of the Business Day before we process these payments, or your program does not begin until the next month.
We reserve the right to discontinue or modify the minimum distribution program subject to the requirements of law.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

• The minimum distribution program is not available while you are receiving systematic withdrawals, or GPWB
Payments, or if you have a 403(b) Contract or a Qualified Contract purchased through a qualified plan.

• If you selected the PRIME Plus Benefit the GMIB may have limited usefulness if you have a Qualified
Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

Waiver of Withdrawal Charge Benefit
The waiver of withdrawal charge benefit is not available to Contracts issued in Connecticut, Maryland, Missouri, New Hampshire, Pennsylvania, Washington, and West Virginia.
After the first Contract Year, we permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
•
confined* to a nursing home or hospital for a period of at least 90 consecutive days;
•
terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance); or
•
totally disabled for a period of at least 90 consecutive days.
*
For Contracts issued in Massachusetts, this also covers confinement to a hospice or home health agency.
This waiver is not available if any Owner was confined to a nursing home or hospital on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts.
Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.
We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for more than seven days after receipt of your request in Good Order at our Service Center, for any period when:
•
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•
trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•
during any other period when the SEC, by order, so permits for the protection of Owners.
*
Including GPWB Payments.
We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

13. The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Traditional Annuity Payments). If you selected the PRIME Plus Benefit you can also apply your PB Value to fixed annuity payments (GMIB Payments) as discussed in section 16. The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option, and if you take a Full Annuitization you cannot withdraw Contract Value. However, certain Contracts do allow liquidations under Annuity Options 2, 4, and 6 as stated in Appendix B. After the Income Date you cannot make transfers within the annuitized portion of the Contract if you select fixed Traditional Annuity Payments or GMIB Payments.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select. If the Annuitant dies before the end of the guaranteed period, the Owner may instead take a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select. If the last Annuitant dies before the end of the guaranteed period, the Owner may instead take a lump sum payment.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Traditional Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Option 6. Specified Period Certain Annuity. We make Annuity Payments for a specified period of time you select, which must be a whole number of years from ten to 30.
Annuity Option 6 is generally only available as a 10 to 30-year period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments for 5 to 30 years.
Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Annuity Options 2 or 6, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

• If you do not choose an Annuity Option before the Income Date, we make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
• For Contracts issued in Oregon selecting variable Traditional Annuity Payments under Annuity Option 2 or
4: You may be able to take withdrawals (“liquidations”) during the Annuity Phase as described in Appendix B.

• For Owners younger than age 59 1∕2, Annuity Payments are subject to a 10% additional federal tax.
• For a Qualified Contract, the Annuity Payments must end ten years after the Owner’s death.
Calculating Your Traditional Annuity Payments
We base Traditional Annuity Payments upon the following:
•
The Contract Value on the Income Date.
•
Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
•
The age of the Annuitant and any joint Annuitant on the Income Date.
•
The gender of the Annuitant and any joint Annuitant where permitted.
•
The Annuity Option you select.
•
Your Contract’s mortality table.
We guarantee the dollar amount of fixed Traditional Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Traditional Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
Variable or Fixed Traditional Annuity Payments
You can request Traditional Annuity Payments under Annuity Options 1-6 as:
•
a variable payout,
•
a fixed payout, or
•
a combination of both.
After the Income Date, you cannot make a transfer from a fixed Traditional Annuity Payment stream to variable, but you can transfer from a variable Traditional Annuity Payment stream and establish a new fixed Traditional Annuity Payment stream.
We base fixed Traditional Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
The dollar amount of variable Traditional Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Traditional Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Traditional Annuity Payments on the allocation instructions that are in effect on the Income Date. Currently, we require your initial Traditional Annuity Payment to be $100 or more.
When Annuity Payments Begin
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the requirements of the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month. The earliest available Income Date is the first day of a calendar month that occurs on or after your second Contract Anniversary. The Income Date cannot be later than what is permitted under applicable law. If you selected the PRIME Plus Benefit, your Income Date must be within 30 days following a Contract

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Anniversary beginning seven Contract Years after the later of the rider effective date, or the date of any 7% AIA reset (and certain other conditions must also be met as discussed in section 16).
• If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under
Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have
Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than
Annuity Payments.

Partial Annuitization
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. GMIB Partial Annuitizations are only available before GPWB Payments begin, and the PB Value must be greater than the Contract Value. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. If you take variable Traditional Annuity Payments under a Partial Annuitization, any Investment Option transfer instructions you give us apply equally to the accumulation and annuitization portions of the Contract. You cannot make Investment Option transfers selectively within different portions of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.
GMIB Partial Annuitizations: If you take a GMIB Partial Annuitization, we reduce each Purchase Payment, the Contract
Value, and the guaranteed death benefit value by the percentage of PB Value applied to the GMIB Payments.

A Partial Annuitization on a Non-Qualified Contract receives the same income tax treatment as a Full Annuitization.
However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

14. Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Partial Withdrawal Privilege	Allows you to withdraw up to 12% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon full withdrawal.
• Not available while you are receiving GPWB
Payments.
• Program withdrawals are subject to income taxes,
including a 10% additional federal tax if taken
before age 59  1∕2.

Automatic Investment Plan (AIP)	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
• Only available during the Accumulation Phase.
• Not available unless your Contract was issued in
Connecticut, Florida, or New Jersey.
• Not available to certain Qualified Contracts.
• Payments must be on a monthly or quarterly basis.
• Subject to applicable Purchase Payment
restrictions.
• We reserve the right to discontinue or modify.

Dollar Cost Averaging (DCA) Program
Allows you to make automatic transfers over a period
of at least 6-months from an Investment Option you
select to other Investment Options (Standard DCA
Option), or a general account Investment Choice that
earns fixed interest to your selected Investment
Options (DCA Fixed Option).

• Only available during the Accumulation Phase.
• Must allocate at least $1,500 to the source
Investment Option to enroll in Standard DCA
Option.
• DCA Fixed Option is only available in to Contracts
issued in Connecticut, Florida, or New Jersey.
• Must make an additional Purchase Payment of
$1,500 and allocate it to the DCA Fixed Option to
enroll.
• Program transfers only on a monthly basis or
quarterly.
• Program transfers do not count against transfer
limitations.
• We reserve the right to discontinue or modify.

Flexible Rebalancing Program	Provides for automatic, periodic transfers among the Investment Options to help you maintain your selected allocation percentages among the Investment Options.
• Only available during the Accumulation Phase.
• Rebalancing may be on a quarterly, semi-annual,
or annual basis only.
• Program transfers do not count against transfer
limitations.
• We reserve the right to discontinue or modify.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract.
• Only available during the Accumulation Phase.
• Not available if you are participating in minimum
distribution program or receiving GPWB payments.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Minimum $100 withdrawal required.
• Program withdrawals count against partial
withdrawal privilege.
• Program withdrawals are subject to withdrawal
charges and income taxes, including a 10%
additional federal tax if taken before age 59  1∕2.
• We reserve the right to discontinue or modify.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements imposed by the Internal Revenue Code for a Qualified Contract.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Not available if you are participating in systematic
withdrawal program.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against partial
withdrawal privilege.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes.
• We reserve the right to discontinue or modify
subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against partial
withdrawal privilege.
• Program withdrawals are subject to withdrawal
charges and income taxes, including a 10%
additional federal tax if taken before age 59  1∕2.
• We reserve the right to discontinue or modify.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you become confined to a nursing home or hospital, terminally ill, totally disabled, or unemployed.
• Only available during the Accumulation Phase.
• Confinement must be for at least 90 consecutive
days and requires proof.
• Not available if any Owner was confined to a
nursing home or hospital on the Issue Date.
• Terminal illness is limited to life expectancy of 12
months or less.
• Disability and unemployment must be for at least
90 consecutive days.
• Unemployment is not available to certain Qualified
Contracts.
• Unemployment is not available in any Contract
Year that you have used the partial withdrawal
privilege.
• Unemployment is limited to 50% of Contract Value
and is available only once during the life of the
Contract.
• Program withdrawals count against partial
withdrawal privilege.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, including
a 10% additional federal tax if taken before age
59  1∕2.
• State variations apply.

Traditional GMDB	Provides a death benefit equal to the greater of Contract Value or guarantee death benefit value, which is total Purchase Payments adjusted for withdrawals.
• Only available during the Accumulation Phase.
• Withdrawals may significantly reduce or end the
benefit.
• Restrictions on Purchase Payments may limit the
benefit.
• Fully annuitizing the Contract will end the benefit.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional GMIB	Provides guaranteed minimum fixed Annuity Payments (GMIB Payments) based on the guaranteed value, which is total Purchase Payments adjusted for withdrawals.
• Only available during the Annuity Phase.
• Withdrawals may significantly reduce or end the
benefit.
• Restrictions on Purchase Payments may limit the
benefit.
• Fully annuitizing the Contract and taking
Traditional Annuity Payments will end the benefit.

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Earnings Protection GMDB
Provides a death benefit based on the greater of
the Contract Value, or the guaranteed death
benefit value. The guaranteed death benefit
value is the greater of total Purchase Payments
adjusted for withdrawals (Total Payments), or the
Contract Value plus a percentage of the lesser of
Contract Value gains or Purchase Payments (CV
Plus).
See Appendix E for an example of how we
calculate Total Payments and CV Plus.
0.20% for version 1 0.30% for version 2 (as a percentage of each Investment Option’s net asset value)
• Replaces the Traditional GMDB if elected.
• Only available during the Accumulation Phase.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix E.
• Withdrawals reduce the likelihood of Contract
Value gains used to calculate CV Plus.
• The percentage used to calculate CV Plus is
lower if you were age 70 or older at issue.
• Earnings Protection GMDB version 2 limits
Purchase Payments used to calculate CV Plus
to three times Purchase Payments received in
the first two Contract Years.
• Cannot be removed from the Contract.
• Full Annuitization of the Contract will end the
benefit.

Enhanced GMDB
Provides a death benefit based on the greater of
the Contract Value, or the guaranteed death
benefit value. The guaranteed death benefit
value is the greater of an annual compound
interest reset feature (3% AIA or 5% AIA), or an
annual lock-in feature (MAV).
See Appendix E for an example of how we
calculate 3% AIA, 5% AIA, and MAV.
0.30% (as a percentage of each Investment Option’s net asset value)
• Replaces the Traditional GMDB if elected.
• Only available during the Accumulation Phase.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix E.
• Withdrawals reduce the likelihood of lock-ins.
• Cannot be removed from the Contract.
• Full Annuitization of the Contract will end the
benefit.

Enhanced GMIB
Provides guaranteed minimum fixed annuity
income called GMIB Payments based on the
guaranteed value, which is the greater of a 5%
annual compound interest feature (5% AIA), or
an annual lock-in feature (MAV).
The 5% AIA and MAV under the Enhanced GMIB
are calculated in the same way as the 5% AIA
and MAV under the Enhanced GMDB version 1.
See Appendix E for an example of how we
calculate 5% AIA and MAV.
0.30% with the standard death benefit 0.50% with an optional death benefit (as a percentage of each Investment Option’s net asset value)
• Only available during the Annuity Phase.
• Withdrawals may significantly reduce or end
the benefit.
• Restrictions on Purchase Payments may limit
the benefit.
• Cannot be removed from the Contract.
• GMIB Payments may not begin until the 7th
Contract Anniversary, and are only available
within 30 days after a Contract Anniversary.
• Fully annuitizing the Contract and taking
Traditional Annuity Payments will end the
benefit.
• The Enhanced GMIB's guaranteed fixed
payout rates may be less than the current fixed
payout rates available with Traditional Annuity
Payments, which may cause Traditional
Annuity Payments to be greater than GMIB
Payments. If this occurs you will have paid for
the benefit without receiving its advantages.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Traditional PRIME Benefit
We designed the PRIME Benefits for Owners
who want flexibility in the way they turn
accumulated retirement assets into a stream of
fixed retirement income. Provides a choice of
guaranteed minimum fixed annuity income
(GMIB Payments), and guaranteed minimum
withdrawal income (GPWB Payments).
GPWB Payments are based on the PB Value,
which is the greater of total Purchase Payments
adjusted for withdrawals (Total Purchase
Payments), or the prior anniversary’s Contract
Value.
The PB Value for GMIB Payments is Total
Purchase Payments.
0.20% with the standard death benefit 0.45% with Enhanced GMDB version 2 0.50% with Earnings Protection GMDB version 2 (as a percentage of each Investment Option’s net asset value)
• GPWB Payments are only available during the
Accumulation Phase.
• GMIB Payments are only available during the
Annuity Phase.
• Early and Excess Withdrawals may
significantly reduce or end the benefit.
• Restrictions on Purchase Payments may limit
the benefit.
• Cannot be removed from the Contract.
• Payments may not begin until the 7th Contract
Anniversary, and are only available within 30
days after a Contract Anniversary.
• GPWB Payments are not guaranteed for life
and you could outlive your payment stream.
• The GPWB Payment amount cannot change
once selected.
• After GPWB Payments begin: no new Partial
Annuitizations; no additional Purchase
Payments; no AIP, systematic withdrawal, or
DCA Fixed Option programs; no partial
withdrawal privilege (GPWB Payments are not
subject to withdrawal charges); PB Value no
longer increases and it will decrease with each
GPWB Payment and Excess Withdrawal; and
if you die before the PB Value is paid out, any
remaining PB Value is not available to your
Beneficiaries.
• GPWB Payments are subject to income taxes,
including a 10% additional federal tax if taken
before age 59  1∕2.
• Fully annuitizing the Contract will end the
GPWB Benefit.
• Fully annuitizing the Contract and taking
Traditional Annuity Payments will end the
GMIB benefit.
• The GMIB's guaranteed fixed payout rates
may be less than the current fixed payout rates
available with Traditional Annuity Payments,
which may cause Traditional Annuity Payments
to be greater than GMIB Payments. If this
occurs you will have paid for the benefit
without receiving its advantages.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Enhanced PRIME Benefit
We designed the PRIME Benefits for Owners
who want flexibility in the way they turn
accumulated retirement assets into a stream of
fixed retirement income. Provides a choice of
guaranteed minimum fixed annuity income
(GMIB Payments), and guaranteed minimum
withdrawal income (GPWB Payments).
GPWB Payments are based on the PB Value,
which is either an annual compound interest
feature (3% AIA or 7% AIA), an annual lock-in
feature (MAV), or the prior anniversary’s Contract
Value.
The PB Value for GMIB Payments is either the
3% AIA, 7%AIA, or the MAV.
0.70% with the standard death benefit 0.90% with Enhanced GMDB version 2 0.95% with Earnings Protection GMDB version 2 (as a percentage of each Investment Option’s net asset value)
• GPWB Payments are only available during the
Accumulation Phase.
• GMIB Payments are only available during the
Annuity Phase.
• Early and Excess Withdrawals may
significantly reduce or end the benefit.
• Restrictions on Purchase Payments may limit
the benefit.
• Cannot be removed from the Contract.
• Payments may not begin until the 7th Contract
Anniversary, and are only available within 30
days after a Contract Anniversary.
• 3% AIA has a maximum of 1.5 times total
Purchase Payments adjusted for withdrawals.
• 7% AIA is based on Purchase Payments
received in the first five rider years subject to a
maximum of 2 times these Purchase
Payments adjusted for withdrawals.
• 7% AIA limits GPWB Payments to 5% of the
PB Value, and limits GMIB Payments to
Annuity Options 2 and 4.
• GPWB Payments are not guaranteed for life
and you could outlive your payment stream.
• The GPWB Payment amount cannot change
once selected.
• After GPWB Payments begin: no new Partial
Annuitizations; no additional Purchase
Payments; no AIP, systematic withdrawal, or
DCA Fixed Option programs; no partial
withdrawal privilege (GPWB Payments are not
subject to withdrawal charges); PB Value no
longer increases and it will decrease with each
GPWB Payment and Excess Withdrawal; and
if you die before the PB Value is paid out, any
remaining PB Value is not available to your
Beneficiaries.
• GPWB Payments are subject to income taxes,
including a 10% additional federal tax if taken
before age 59  1∕2.
• Fully annuitizing the Contract will end the
GPWB Benefit.
• Fully annuitizing the Contract and taking
Traditional Annuity Payments will end the
GMIB benefit.
• The GMIB's guaranteed fixed payout rates
may be less than the current fixed payout rates
available with Traditional Annuity Payments,
which may cause Traditional Annuity Payments
to be greater than GMIB Payments. If this
occurs you will have paid for the benefit
without receiving its advantages.
• State variations apply.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
PRIME Plus Benefit
We designed the PRIME Benefits for Owners
who want flexibility in the way they turn
accumulated retirement assets into a stream of
fixed retirement income. Provides a choice of
guaranteed minimum fixed annuity income
(GMIB Payments), and guaranteed minimum
withdrawal income (GPWB Payments).
GPWB Payments are based on the PB Value,
which is either a 7% annual compound interest
feature (7% AIA), an annual lock-in feature
(MAV), or the prior anniversary’s Contract Value.
The 5% payment option includes a step up
feature that allows payments and the PB Value
to increase.
For GMIB Payments if the MAV is greater than
the 7% AIA, the PB Value is the MAV. However, if
the 7% AIA is greater than the MAV, you can
decide to set the PB Value equal to either
amount.
See Appendix E for an example of how we
calculate Total Payments and CV Plus.
1.15% with the standard death benefit 1.35% with Enhanced GMDB version 2 1.40% with Earnings Protection GMDB version 2 (as a percentage of each Investment Option’s net asset value)
• GPWB Payments are only available during the
Accumulation Phase.
• GMIB Payments are only available during the
Annuity Phase.
• Early and Excess Withdrawals may
significantly reduce or end the benefit.
• Restrictions on Purchase Payments may limit
the benefit.
• Cannot be removed from the Contract after
GPWB Payments or GMIB Payments begin.
• Payments have a 7 year waiting period, and
are only available within 30 days after a
Contract Anniversary.
• Interest is not applied to the 7% AIA after age
81, and the 7% AIA is subject to an upper limit
(AIA Cap).
• With the 10% GPWB Payment option the 7%
AIA is not available and GPWB Payments
cannot increase (step up).
• GPWB Payment step ups are limited to every
third Contract Anniversary before age 91.
• A step up will not automatically increase your
GPWB Payment if you are taking less than the
available maximum.
• GPWB Payments are not guaranteed for life
and you could outlive your payment stream.
• After GPWB Payments begin: no new Partial
Annuitizations; no additional Purchase
Payments; no AIP, systematic withdrawal, or
DCA Fixed Option programs; no partial
withdrawal privilege (GPWB Payments are not
subject to withdrawal charges); we no longer
calculate the 7% AIA or the MAV; the PB Value
will decrease with each GPWB Payment and
Excess Withdrawal; and if you die before the
PB Value is paid out, any remaining PB Value
is not available to your Beneficiaries.
• GPWB Payments are subject to income taxes,
including a 10% additional federal tax if taken
before age 59  1∕2.
• Fully annuitizing the Contract will end the
GPWB Benefit.
• If you select the 7% AIA for GMIB Payments,
you are restricted to Annuity Options 2 and 4.
• Fully annuitizing the Contract and taking
Traditional Annuity Payments will end the
GMIB benefit.
• The GMIB's guaranteed fixed payout rates
may be less than the current fixed payout rates
available with Traditional Annuity Payments,
which may cause Traditional Annuity Payments
to be greater than GMIB Payments. If this
occurs you will have paid for the benefit
without receiving its advantages.
• State variations apply.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

15. Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Contract included the Traditional GMDB, the standard death benefit, for no additional charge. When you purchased this Contract, you could instead have selected the optional Enhanced GMDB or Earnings Protection GMDB as discussed in this section. The death benefit is the greater of Contract Value, or the guaranteed death benefit value which is either the total Purchase Payments adjusted for withdrawals if you have the Traditional GMDB; the 3% AIA, 5% AIA or MAV if you have an Enhanced GMDB; or Total Payments or CV Plus if you have an Earnings Protection GMDB.
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Choices based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Please see Appendix E for examples of calculations of the death benefit.
Traditional GMDB (Standard Death Benefit)
The Traditional GMDB is the greater of the Contract Value, or the guaranteed death benefit value. For a sole Beneficiary, we determine the Traditional GMDB at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of guaranteed death benefit value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The guaranteed death benefit value is the total of all Purchase Payments received, reduced at the end of each Business Day by:
•
the percentage of Contract Value withdrawn. Withdrawals include GPWB Payments, Excess Withdrawals, traditional Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee or contract maintenance charge.
•
the dollar amount applied to a GMIB Partial Annuitization if you have the Enhanced GMIB.
•
the percentage of PB Value applied to a GMIB Partial Annuitization if you have the Traditional PRIME Benefit, Enhanced PRIME Benefit, or PRIME Plus Benefit.
The Traditional GMDB ends upon the earliest of the following.
•
The Business Day before the Income Date that you take a Full Annuitization.
•
The Business Day that the guaranteed death benefit value and Contract Value are both zero.
•
The Business Day the Contract ends.
Optional Death Benefits
Earnings Protection GMDB
We designed the Earnings Protection GMDB to potentially provide an increased death benefit for Beneficiaries based on the greater of total Purchase Payments adjusted for withdrawals (Total Payments), or the Contract Value plus a percentage of lesser of Contract Value gains or total Purchase Payments (CV Plus). You cannot remove the Earnings Protection GMDB from your Contract. We offered two versions of the Earnings Protection GMDB.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Earnings Protection GMDB version 1. Available only at issue on Original Contracts. It carries an additional 0.20% M&E charge.
Earnings Protection GMDB version 2. Available only at issue on May 2003 Contracts and May 2006 Contracts. It carries an additional 0.30% M&E charge.
The additional M&E charge is described in section 3, Fee Tables and section 11, Expenses.
The Earnings Protection GMDB is the greater of the Contract Value, or the guaranteed death benefit value. For a sole Beneficiary, we determine the Earnings Protection GMDB at the end of the Business Day during which we receive Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of guaranteed death benefit value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The guaranteed death benefit value is the greater of Total Payments or CV Plus.
Total Payments
Total Purchase Payments received less adjusted partial withdrawals. Withdrawals include GPWB Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, or contract maintenance charge.
For withdrawals, traditional Partial Annuitizations, and GMIB Partial Annuitiazations with Traditional GMIB or Enhancd GMIB, an adjusted partial withdrawal is equal to:
PW x DB
CV
For GMIB Partial Annuitizations with the Traditional PRIME Benefit, Enhanced PRIME Benefit, or PRIME Plus Benefit, an adjusted partial withdrawal is equal to:
GMIBPA x DB
PA
Where:
PW	=	The amount of Contract Value withdrawn.
GMIBPA	=	The amount of the PB Value applied to a GMIB Partial Annuitization.
DB	=	The greater of (a) or (b) where: (a) = Contract Value. (b) = Total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but before) the current partial withdrawal.
CV	=	The Contract Value on the date of (but before) the partial withdrawal.
PA	=	The PB Value on the date of (but before) the partial withdrawal.
CV Plus for Earnings Protection GMDB version 1
CV Plus is equal to the Contract Value,
Plus
•
If you were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or
•
If you were age 70 or older on the Issue Date, 25% of the lesser of (a) or (b).
Where:
(a)	=	Is the Contract Value determined as of the end of the Business Day during which we receive a Valid Claim, minus total Purchase Payments received.
(b)	=	Is total Purchase Payments.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

CV Plus for Earnings Protection GMDB version 2
CV Plus is equal to the Contract Value,
Plus
•
If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
•
If you were age 70 or older on the Issue Date, 30% of the lesser of (a) or (b).
Where:
(a)	=	Is the Contract Value determined as of the end of the Business Day during which we receive a Valid Claim, minus total Purchase Payments received.
(b)	=	Is three times the total Purchase Payments received in the first two Contract Years.
Enhanced GMDB
We designed the Enhanced GMDB to potentially provide an increased death benefit for Beneficiaries based on the 3% AIA, 5% AIA, or the MAV. You cannot remove the Enhanced GMDB from your Contract. We offered two versions of the Enhanced GMDB.
Enhanced GMDB version 1. Available only at issue on Original Contracts.
Enhanced GMDB version 2. Available only at issue on May 2003 Contracts and May 2006 Contracts.
Enhanced GMDB version 1 and version 2 both carry an additional 0.30% M&E charge described in section 3, Fee Tables and section 11, Expenses.
The Enhanced GMDB is the greater of the Contract Value, or the guaranteed death benefit value. For a sole Beneficiary, we determine the Enhanced GMDB at the end of the Business Day during which we receive Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of guaranteed death benefit value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The guaranteed death benefit value is the greater of:
•
the 5% AIA or MAV for Enhanced GMDB version 1, or
•
3% AIA or MAV for Enhanced GMDB version 2.
5% AIA for Enhanced GMDB version 1
The 5% AIA was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the 5% AIA as follows.
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of Contract Value withdrawn. Withdrawals include traditional Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, or contract maintenance charge.
•
We reduce it by the dollar amount applied to a GMIB Partial Annuitization,
On each Contract Anniversary before the end date, we increase the 5% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 5%. On and after the end date, we no longer apply the 5% increase.
MAV for Enhanced GMDB version 1
The MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows.
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of Contract Value withdrawn. Withdrawals include traditional Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, or contract maintenance charge.
•
We reduce it by the dollar amount applied to a GMIB Partial Annuitization.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock-ins of any annual investment gains.
The end date for Enhanced GMDB version 1 occurs on the earliest of:
•
the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), or
•
the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
3% AIA for Enhanced GMDB version 2
The 3% AIA was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the 3% AIA as follows.
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we increase the 3% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 3%. However, we limit this increase to 1.5 times your total Purchase Payments received reduced for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section). On and after the end date, we no longer apply the 3% increase.
MAV for Enhanced GMDB version 2
The MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows:
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock-ins of any annual investment gains.
The end date for Enhanced GMDB version 2 occurs on the earliest of:
•
the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual),
•
the date GPWB Payments begin, or
•
the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
GMDB adjusted partial withdrawal formula
At the end of each Business Day, withdrawals reduce the guaranteed death benefit value by the percentage of:
•
Contract Value withdrawn (withdrawals include GPWB Payments, Excess Withdrawals, traditional Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, or contract maintenance charge), or
•
PB Value applied to a GMIB Partial Annuitization.
The Optional Death Benefits end upon the earliest of the following.
•
The Business Day before the Income Date that you take a Full Annuitization.
•
The Business Day that the guaranteed death benefit value and Contract Value are both zero.
•
The Business Day the Contract ends.
FOR CONTRACTS WITH A PRIME BENEFIT: If you take GPWB Payments, the guaranteed death benefit value no longer increases and it reduces with each GPWB Payment and Excess Withdrawal. Your Contract Value also decreases with each GPWB Payment and Excess Withdrawal, which reduces the likelihood of locking in investment gains to the
MAV or CV Plus. Also, the additional M&E charge for the Optional Death Benefit continues until the death benefit ends.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Death of the Owner and/or Annuitant
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For 403(b) Contracts, Qualified Contracts purchased through a qualified plan, and non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. With respect to the Earnings Protection GMDBs, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is the total Purchase Payments adjusted for withdrawals if the Traditional GMDB applies; Total Payments or CV Plus if the Earnings Protection GMDB applies; or the 3% AIA, 5% AIA, or MAV if the Enhanced GMDB applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
If the surviving spouse continues the Contract:
•
he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•
he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
The following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 17, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual).
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a base contract expense of either 1.40% for an Original Contract, or 1.50% for a May 2003 Contract or May 2006 Contract. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Traditional Annuity Payments under Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 13. GMIB Payments are not available under this option. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. Under this payment option, and with variable Traditional Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a base contract expense of either 1.40% for an Original Contract, or 1.50% for a May 2003 Contract or May 2006 Contract.
Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

16. Protected Retirement Income Made Easy (PRIME) Plus Benefit
PRIME Plus Benefit was available from May 1, 2006 through June 30, 2010. PRIME Plus Benefit has an additional M&E charge that we assess during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the additional M&E charge, please see section 3, Tables and section 11, Expenses – Optional Benefit Additional M&E charge.
We designed PRIME Plus Benefit for Owners who want flexibility in the way they turn accumulated retirement assets into a stream of fixed retirement income and can wait at least seven years before taking income. PRIME Plus Benefit includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream.
Removing PRIME Plus Benefit From Your Contract
You can remove PRIME Plus Benefit from your Contract before GMIB Payments or GPWB Payments begin by completing the appropriate form. We process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider removal date is that Contract Anniversary. Your request is in Good Order if we receive this form no earlier than 30 days before the Contract Anniversary and no later than before the end of the last Business Day before the Contract Anniversary. If we receive your request outside this time period, we ask to you resubmit it for the next Contract Anniversary. If you remove PRIME Plus Benefit from your Contract, we no longer assess the additional M&E charge for this benefit as of the rider termination date, and we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Although you cannot remove PRIME Plus Benefit from your Contract after you exercise GPWB or GMIB, you can end GPWB by:
•
taking an Excess Withdrawal of the total Contract Value, or
•
requesting a Full Annuitization.
Although you can elect to stop GPWB Payments and end the GPWB, you cannot elect to stop GMIB Payments after they have begun.
PRIME Plus Benefit Overview
The GPWB guarantees a minimum amount of income in the form of partial withdrawals during the Accumulation Phase. You can select either a 5% payment option that provides the potential for payment increases (or “step ups”), or a 10% payment option where payments are fixed. We base your initial GPWB Payment on the payment option you select and the PB Value. The GPWB Maximum is the amount you are entitled to receive each year, but you can choose to take less.
On the date GPWB Payments begin if you select the 5% payment option the PB Value is the greatest of:
•
A 7% annual increase on Purchase Payments received in the first five rider years adjusted for withdrawals (7% Annual Increase Amount or 7% AIA). Each Contract Anniversary before the older Owner’s 80th birthday you can reset 7% AIA to equal the Contact Value, if greater. The 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years (the AIA Cap).
•
The Maximum Anniversary Value (MAV).
•
The Contract Value as of the prior Contract Anniversary.
If instead you select the 10% payment option, the PB Value is the greater of the MAV, or Contract Value as of the prior Contract Anniversary.
The GMIB guarantees a minimum amount of fixed Annuity Payments during the Annuity Phase based on PB Value and the guaranteed fixed payout rates stated in your Contract, which use a 1% interest rate. You can take GMIB Payments under a Full Annuitization, or as Partial Annuitization(s) before GPWB Payments begin if PB Value is greater than Contract Value.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

On the date GMIB Payments begin if the MAV is greater than the 7% AIA, the PB Value is the MAV.
If the 7% AIA is greater than the MAV you can decide whether to set the PB Value equal to the 7% AIA or MAV. However, the 7% AIA is only available if you select Annuity Options 2, or 4. Different Annuity Options can provide higher or lower GMIB Payments. Because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with a lower MAV, could result in a higher GMIB Payment. In this instance, you can compare GMIB Payments available with both the 7% AIA and MAV, and choose the Annuity Option that you feel is most appropriate.
PB Value
We base GPWB Payments and/or GMIB Payments on the PB Value.
On the Rider Effective Date, and on each Business Day before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, the PB Value includes the 7% AIA and MAV.
If you request GPWB Payments, on the date payments begin the PB Value is as follows.
5% payment option the PB Value is the greater of….	10% payment option the PB Value is the greater of….
• 7% AIA determined at the end of the prior Business Day, • the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.	• the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.
We compute the Contract Value on the prior Contract Anniversary as follows:
• Contract Value determined at the end of the last Business Day before the prior Contract Anniversary,
• less any withdrawals or amounts applied to a traditional Partial Annuitization taken since that date, and
• reduced proportionately by the percentage of MAV or 7% AIA applied to any GMIB Partial Annuitization taken since that date.

After the date GPWB Payments begin:
•
We no longer calculate the 7% AIA or the MAV.
•
The PB Value only increases if you select the 5% payment option and receive a payment step up. On the Contract Anniversary that you receive a step up, we compare the PB Value to the Contract Value using the values determined at the end of the prior Business Day and increase the PB Value to equal this Contract Value if greater.
•
The PB Value decreases on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) in a Contract Year that do not exceed the annual GPWB Maximum.
•
The PB Value decreases proportionately by the percentage of Contract Value withdrawn, including any withdrawal charge, for each withdrawal (GPWB Payment and Excess Withdrawal) in a Contract Year that exceeds the annual GPWB Maximum.
If you request GMIB Payments, on the Income Date that payments begin if the MAV is greater than the 7% AIA (using the values determined at the end of the prior Business Day), the PB Value is the MAV. If the 7% AIA is greater than the MAV you can decide whether to set the PB Value equal to the 7% AIA or MAV. However, the 7% AIA is only available if you select Annuity Option 2, or 4. If you take a GMIB Partial Annuitization, we continue to calculate the 7% AIA and MAV but they will decrease because of the Partial Annuitization. If you take a GMIB Full Annuitization, we no longer calculate the 7% AIA or the MAV on or after the Income Date.
• GMIB FULL ANNUITIZATION: There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. If the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for the benefit without receiving the advantages of the
GMIB.

• Please see Appendix C for examples of the calculations of the PB Value.
7% Annual Increase Amount (7% AIA)
While the PRIME Plus Benefit is in effect, we only calculate the 7% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

If the rider effective date was the Issue Date, the 7% AIA was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, or if you reset the 7% AIA, on the rider effective date or reset anniversary it was equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the 7% AIA as follows.
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•
If you take a GMIB Partial Annuitization based on the:
−
7% AIA, we reduce it by the dollar amount applied to GMIB Payments.
−
MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On the first five Contract Anniversaries that occur after the rider effective date (or the reset anniversary) and before the end date, we increase the 7% AIA determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) by 7%.
On the sixth and later Contract Anniversaries that occur after rider effective date (or the reset anniversary) and before the end date, we set the 7% AIA equal to the sum of a) plus b) where:
a)is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)is the difference of i) minus ii) with the result increased by 7% where:
i)
is the 7% AIA determined at the end of the prior Business Day, and
ii)
is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
On and after the end date, we no longer apply the 7% increase, or set the 7% equal to the sum of a) plus b). The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
AIA Cap
The 7% AIA cannot be greater than the AIA Cap. If the rider effective date was the Issue Date, the AIA cap was initially equal to two times the initial Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, or if you reset the 7% AIA, on the rider effective date or reset anniversary it was initially equal to two times the Contract Value at the end of the prior Business Day.
At the end of each Business Day before the fifth Contract Anniversary, we adjust the AIA Cap as follows.
•
We increase it by two times any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•
We reduce it proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization.
Beginning on the fifth Contract Anniversary, the 7% AIA cap no longer increases unless you reset the 7% AIA, but it does decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.
7% AIA Resets
On each Contract Anniversary before the end date, you can reset the 7% AIA to equal the Contract Value if the Contract Value is greater using the values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses). However, resets are not available after the end date, or after you take a GMIB Partial Annuitization. If you reset the 7% AIA, you must wait until the seventh Contract Anniversary after the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in Good Order, we process it as of the prior Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day). If you reset the 7% AIA, on the reset anniversary we change the additional M&E charge for PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the increased additional M&E charge will not be more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in section 3, Fee Tables, and in section 11, Expenses – Optional Benefit Additional M&E charge. If we change the additional M&E charge, we change the number of accumulation units so

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

that the Contract Value on the reset anniversary remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Maximum Anniversary Value (MAV)
While the PRIME Plus Benefit is in effect, we only calculate the MAV before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the rider effective date was the Issue Date, the MAV was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the MAV on the rider effective date was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the MAV as follows.
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•
If you take a GMIB Partial Annuitization based on the:
−
MAV, we reduce it by the dollar amount applied to GMIB Payments.
−
7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains. The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
Withdrawals include all withdrawals (even penalty-free withdrawals) and any withdrawal charges, and Partial
Annuitizations; but not amounts we withdraw for the transfer fee, or contract maintenance charge. Withdrawals may reduce the 7% AIA and MAV used to calculate the PB Value by more than the amount withdrawn or annuitized.

Using PRIME Plus Benefit
GPWB Payments and GMIB Payments can begin on or after the seventh Contract Anniversary that occurs after the later of the rider effective date, or the reset anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary. You can choose to take GPWB Payments, GMIB Payments, or both subject to the restrictions listed here.
You request GPWB Payments by completing a GPWB Payment election form. You must select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it.
You request GMIB Payments by completing the annuitization forms packet. You can take either a Full Annuitization, or before GPWB Payments begin, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value.
Payments begin after we receive your request in Good Order at our Service Center. We make GPWB Payments to you beginning on the 30th day after your Contract Anniversary. If your Contract Anniversary is the 1st through the 10th of the month, we make GMIB Payments to you beginning on the 1st of the next month (e.g., if your Contract Anniversary is August 5th, GMIB Payments begin on September 1st). If your Contract Anniversary is on or after the 11th of the month, we make GMIB Payments to you beginning on the 1st of the second month that occurs after your Contract Anniversary (e.g., if your Contract Anniversary is August 12th, GMIB Payments begin on October 1st). You can receive payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
If you take GPWB Payments:
•
You can no longer remove PRIME Plus Benefit from the Contract.
•
We no longer calculate the 7% AIA or the MAV.
•
You cannot take new Partial Annuitizations.
•
For Contracts issued in Connecticut, Florida, or New Jersey, you cannot make additional Purchase Payments, so you also cannot start a new DCA Fixed Option.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

•
Any active automatic investment plan, systematic withdrawal and/or minimum distribution programs end.
•
The partial withdrawal privilege is not available.
•
The additional M&E charge for PRIME Plus Benefit continues until the GPWB ends.
•
If you have Enhanced version 2, its additional M&E charge continues until the benefit ends.
•
If you take a Full Annuitization, GPWB Payments stop and the GPWB ends.
•
The Contract Value continues to fluctuate as a result of Investment Choice performance, and it decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawal, and the deduction of Contract charges other than the base contract expense and any additional M&E charge for an optional benefit.
•
The PB Value no longer increases if you select the 10% payment option. It can only increase if you select the 5% payment option and receive a step up.
•
Each withdrawal (GPWB Payment and/or Excess Withdrawal) reduces the PB Value as follows:
−
withdrawals taken during the Contract Year that do not exceed the GPWB Maximum reduce the PB Value on a dollar for dollar basis, and
−
withdrawals taken during the Contract Year that exceed the GPWB Maximum reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
•
Withdrawals (GPWB Payments and/or Excess Withdrawals) taken during the Contract Year that do not exceed the GPWB Maximum do not reduce the Withdrawal Charge Basis. However, withdrawals that exceed the GPWB Maximum are subject to a withdrawal charge and reduce the Withdrawal Charge Basis, as set out in section 11, Expenses – Withdrawal Charge.
•
Withdrawing more than the GPWB Maximum in a Contract Year may decrease the time over which you receive GPWB Payments, or cause your GPWB Payments to stop and your GPWB to end.
•
The guaranteed death benefit value no longer increases, and each GPWB Payment and Excess Withdrawal (including any withdrawal charge) reduces the guaranteed death benefit value proportionately by the percentage of Contract Value withdrawn.
If you take GMIB Payments under a Full Annuitization:
•
You can no longer remove PRIME Plus Benefit from the Contract.
•
If you were taking GPWB Payments, they stop and the GPWB ends.
•
The Accumulation Phase ends and the Annuity Phase begins.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the base contract expense or any additional M&E charge for an optional benefit, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.50% base contract expense.
•
You death benefit ends.
If you take GMIB Payments under a Partial Annuitization:
•
You can no longer remove PRIME Plus Benefit from the Contract.
•
7% AIA resets are no longer available.
•
GPWB continues to be available to you.
•
The Annuity Phase begins and the Accumulation Phase continues.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the base contract expense or any additional M&E charge for an optional benefit charge, but any portion of the Contract that is in the Accumulation Phase continues to be subject to the appropriate base contract expense and any additional M&E charge for an optional benefit, and any portion that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate base contract expense.
•
For Contracts issued in Connecticut, Florida, or New Jersey, you can make additional Purchase Payments for any portion of the Contract is still in the Accumulation Phase subject to the $1 million maximum stated in section 7.
•
The Contract Value continues to fluctuate as a result of Investment Choice performance.
•
The Partial Annuitization reduces each Purchase Payment and Contract Value by the percentage of PB Value you apply to GMIB Payments. It also reduces the guaranteed death benefit value as discussed in section 15. However, GMIB Payments do not reduce the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Calculating GPWB Payments
The payment option you select determines the GPWB Maximum, the PB Value and whether or not you receive an automatic payment increase or step up. The GPWB Maximum is the amount you are entitled to receive each Contract Year. The GPWB Maximum is 5% of the PB Value if you select the 5% payment option, and it is 10% of the PB Value if you select the 10% payment option. The initial GPWB Maximum must be at least $100. If your initial GPWB Maximum is less than $100, the benefit ends and you will have paid for the benefit without receiving the advantages of the GPWB. For example, assuming the 5% payment option, if you take withdrawals that reduce PB Value to less than $2,000, this would result in an initial GPWB Maximum of less than $100.You can change your GPWB Payment frequency once each Contract Year. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before a Contract Anniversary. If the change is available, we implement it on the Contract Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The GWPB Maximum is the amount you are entitled to, but you can choose to take less. The annual actual GPWB Payment is the total amount you choose to receive each year. Any part of the GPWB Maximum that you do not withdraw in a given Contract year is not added the GPWB Maximum available next year. Each GPWB Payment you receive is equal to the annual actual GPWB Payment divided by the number of payments you chose to receive during the Contract Year until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value. Each GPWB Payments must be either zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the GPWB Maximum, you can change your payment amount once each Contract Year by providing notice to our Service Center at least 30 days before a Contract Anniversary. If the change is available, we implement it on the Contract Anniversary and it remains in effect until the benefit ends or you request another change.
We deduct each GPWB Payment and any Excess Withdrawal proportionately from the Investment Options. You can continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions in section 9, Investment Options – Transfers Between Investment Choices.
Once GPWB Payments have begun, if your Contract Value reduces to zero but your PB Value is positive, you will continue to receive GPWB Payments until we payout the total PB Value. If you take the GPWB Maximum each Contract Year and take no Excess Withdrawals, we would pay the PB Value to you:
•
within ten years if you elect the 10% payment option, or
•
within 20 years if you elect the 5% payment option (assuming no step ups).
If there is Contract Value remaining after we have paid out the total PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization; or
•
request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization.
Excess Withdrawals
An Excess Withdrawal is an additional withdrawal you take while you are receiving GPWB Payments. If your annual actual GPWB Payment is less than the GPWB Maximum, you can withdraw the difference as an Excess Withdrawal and that amount is not subject to a withdrawal charge, and does not reduce the Withdrawal Charge Basis. However, if you request an Excess Withdrawal and the amount you request plus your annual actual GPWB Payment exceeds the GPWB Maximum, the amount that exceeds the GPWB Maximum is subject to any applicable withdrawal charge and reduces the Withdrawal Charge Basis.
Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments. If you request an Excess Withdrawal you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Step Ups Under the 5% Payment Option
Step ups increase the total amount available to you under GPWB, and can lengthen the time over which you receive GPWB Payments.
If you select the 5% payment option we may change your GPWB Maximum on every third Contract Anniversary before age 91. On each of these third anniversaries, we compare the PB Value to the Contract Value using the values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the PB Value to equal this Contract Value if it is greater. Step ups continue to happen automatically during this time until the PB Value is zero.
If we step up the PB Value, we also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix D – GPWB Payments. Appendix D also contains examples showing the effect of an Excess Withdrawal on GPWB Payments.
If you are taking less than the GPWB Maximum and receive a step up, we do not automatically increase your actual GPWB Payment. However, you can increase next year’s actual GPWB Payment by submitting a written request to our Service Center at least 30 days before a Contract Anniversary.
Step ups are not available under the 10% payment option. Step ups are also not available once the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Contract is owned by a non-individual), or on or after the
Business Day your Contract Value reduces to zero.

Taxation of GPWB Payments
We treat GPWB Payments as withdrawals for tax purposes as discussed in section 17, Taxes – Taxation of GPWB Payments.
When GPWB Ends
GPWB ends upon the earliest of the following.
•
The Business Day we process your request to remove the PRIME Plus Benefit from your Contract (the rider termination date).
•
The Business Day you take an Excess Withdrawal of the total Contract Value.
•
The Business Day that the PB Value and Contract Value are both zero.
•
The Business Day before the Income Date that you take a Full Annuitization.
•
When the Contract ends.
•
The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
When GMIB Ends
If you have not exercised GMIB, it ends upon the earliest of the following.
•
The Business Day that the PB Value and Contract Value are both zero.
•
The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•
When the Contract ends.
•
The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•
Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•
Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•
Under Annuity Option 6, the expiration of the specified period certain.
•
When PRIME Plus Benefit ends.
•
When the Contract ends.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the
GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

17. Taxes
This section provides a summary explanation of the tax ramifications of your Contract. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Code for annuities.
There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified. Generally any taxable distribution is subject to federal income tax and any applicable state income tax at ordinary income tax rates (instead of capital gains rates).
If you did not purchase one of the various types of Qualified Contracts described in this section, the Contract is referred to as a Non-Qualified Contract.
This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
Qualified Contracts
If you purchased the Contract as an IRA, Roth IRA, SEP IRA, 403(b), or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to certain restrictions under the Code, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must have been purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it appropriate for an IRA or qualified retirement plan.
We previously offered the following types of Qualified Contracts to an individual.
•
IRA (traditional IRA). Section 408 of the Code permits eligible individuals to fund IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. Contributions must be made in cash. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over on a tax-deferred basis into an IRA.
•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash. The limit on the amount contributed to a Roth IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over (conversion) into a Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
•
SEP IRA. Employers may establish SEP IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

•
403(b) Contracts. Section 403(b) of the Code allows employees of certain 503(c) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. We do not currently accept any contributions to a 403(b) Contract.
We previously offered the following type of Qualified Contract to a qualified retirement plan.
•
Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is purchased for a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory, plan administrator, or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants, and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Summary of Individuals and Entities That Can Own a Qualified Contract
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can own the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
SEP IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans
A qualified retirement plan is the Owner and the Annuitant must be an individual who is a participant in the plan. If the qualified retirement plan is a defined benefit plan, the individual must be the only participant in the plan.

403(b)	Must have the same individual as Owner and Annuitant.
Non-Qualified Contracts
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Non-Qualified Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and any Contract earnings may be taxable every year.
Taxation of Withdrawals
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Section 72 of the Code governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until a distribution occurs, either in the form of withdrawals or as Annuity Payments.
For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis, which means the withdrawal is fully taxable, except for qualified distributions from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made.
For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). The withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1∕2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to taxation. Please be aware that each Roth IRA conversion has its own five year holding period requirement for purposes of determining if the 10% additional federal tax described below applies.
10% Additional Federal Tax
Withdrawals (whether partial or full) and Annuity Payments taken before age 59 1∕2 are subject to a 10% additional federal tax unless an exception applies. The exceptions are different for Qualified Contracts and Non-Qualified Contracts, and are also different for IRAs and qualified plans. If the Contract is jointly owned, we send one check payable to both Joint Owners and we tax report to both Joint Owner's based on the age of the older Joint Owner.
Exceptions to the 10% Additional Federal Tax for Qualified Contracts
1)
distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1∕2;
2)
distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)
distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)
distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)
distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)
distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)
distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)
distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
12)
distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000);
13)
distributions that are qualified disaster recovery distributions;
14)
distributions due to having a terminal illness;
15)
distributions that are emergency personal expense distributions up to $1,000 after December 31, 2023; and
16)
distributions that are eligible distributions as a domestic abuse victim, not to exceed the lesser of $10,000 or 50% of the IRA or qualified plan vested benefit value, after December 31, 2023.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

With respect to (12) through (16) above, a qualified birth or adoption distribution, a qualified disaster recovery distribution, a terminal illness distribution, an emergency personal expense distribution and an eligible distribution as a domestic abuse victim may each be repaid any time within the 3-year period from the date the distribution was received in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal, or prior to January 1, 2024, a partial transfer, or partial rollover taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permitted corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution was an exception to the 10% additional federal tax. To qualify for the distribution, generally you, your spouse, or dependent had to have been diagnosed with the virus, or you had to have been affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.
Exceptions to the 10% Additional Federal Tax for Non-Qualified Contracts
1)
paid on or after you reach age 59 1∕2;
2)
paid after you die;
3)
paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)
paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)
paid as annuity payments under an immediate annuity; or
6)
that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal or prior to January 1, 2024, a partial 1035 exchange taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Non-Qualified Annuity Medicare Tax
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) This tax does not apply to distributions from Qualified Contracts. Please consult a tax adviser for more information.
Payments for Financial Adviser Fees
Any financial adviser fees that you choose to have us pay from this Contract to your Financial Professional or Financial Professional's firm may result in a taxable distribution. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

RMDs From Qualified Contracts
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 73. If you reached age 70 1∕2 on or before December 31, 2019, then age 70 1∕2 applies instead of age 73. If you reached age 72 on or before December 31, 2022, then age 72 applies instead of age 73. If you reach age 74 after December 31, 2032, then age 75 applies instead of age 73. Under a qualified plan or 403(b), the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach the age noted for IRAs above or retire.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 25% excise tax is imposed as to the amount not distributed. The 25% is reduced to 10% if a distribution of the amount needed to satisfy the RMD is taken within two years and prior to the date the excise tax is assessed or imposed. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Taxation of GPWB Payments
We treat GPWB Payments as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total GPWB Payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin GPWB Payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax. If you begin GPWB Payments before age 59 1∕2 the payments will generally be subject to a 10% additional federal tax.
Taxation of GMIB Payments
We treat GMIB Payments as Annuity Payments for tax purposes and they are not generally subject to the 10% additional federal tax.
For GMIB Payments from a Non-Qualified Contract, you receive the benefit of the exclusion ratio, and we treat each GMIB Payment partly as taxable earnings and partly as non-taxable return of Purchase Payments. However, the full amount of each GMIB Payment is subject to tax as ordinary income once we have paid out all of your Purchase Payments

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

under a Full Annuitization, or all of your Purchase Payments attributable to a Partial Annuitization. For more information on Partial Annuitizations, please see section 13. For Qualified Contracts, the entire GMIB Payment most likely is subject to tax as ordinary income.
Taxation of Annuity Payments
For Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. The exclusion ratio is a calculation that causes a portion of each Annuity Payment to be non-taxable, based upon the percentage of your Contract Value that is from Purchase Payments. We determine the exclusion ratio for variable Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable.
Generally, Annuity Payments from Qualified Contracts are fully taxable unless you have separately tracked and reported any after-tax contributions that you have made. Annuity Payments that are qualified distributions from Roth IRAs are federal income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
Distributions Upon the Owner’s Death (or Annuitant’s Death If the Owner Is a Non-individual)
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you annuitize the Contract, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you annuitize the Contract, the Contract’s entire interest must be distributed within five years after the Owner’s date of death.
These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.
However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Upon death of an Owner of a Qualified Contract, the Setting Every Community Up for Retirement (SECURE) Act (contained within the Further Consolidated Appropriations Act enacted December 20, 2019) made significant changes to the payment options available to Beneficiaries of Owners who die on or after January 1, 2020. The rules discussed below reference IRA Contracts, but similar rules also apply to qualified retirement plans. With some exceptions, IRA Beneficiaries must receive their entire death benefit by December 31 following the tenth anniversary of the IRA Owner’s death.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

The payment options for IRA Beneficiaries differ depending on several factors, including whether a Beneficiary is an Eligible Designated Beneficiary (EDB). An EDB includes any Beneficiary of the deceased IRA Owner who at time of death is: 1) the surviving spouse, 2) an individual not more than ten years younger than the IRA Owner, 3) a minor child of the IRA Owner, 4) a chronically ill individual, or 5) disabled individual. EDB status is determined at the IRA Owner’s death.
If you are an EDB, then you can begin RMD payments based on your single life expectancy (“stretch payments”) in the year following the deceased Owner’s death. You must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death (but see the exception for a spouse beneficiary below). If you are an EDB that elected to receive payments over your life expectancy, once you die, then your beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of your death. Proposed Treasury regulations would also require your beneficiary in certain circumstances to continue stretch payments during this 10-year period.
For a minor child Beneficiary, the payments based on life expectancy may continue only until the minor child reaches the age of majority (age 21 or the age specified in Treasury Regulations). The minor child Beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of reaching the age of majority.
If you were the spouse Beneficiary of the deceased Owner’s IRA Contract and your spouse had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 73 (age 75 if your spouse would have reached age 74 after December 31, 2032). Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, you must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
If you are a designated Beneficiary (generally an individual), but are not an EDB, the entire death benefit must be distributed by December 31 after the tenth anniversary of the IRA Owner’s death. If you die before the end of the ten-year period and the entire death benefit has not been distributed, your beneficiary must receive the entire death benefit by the same date you would have been required to receive the death benefit. Proposed Treasury regulations would require you to receive a RMD each year if the Owner died on or after their required beginning date.
If the Beneficiary of the IRA Contract is a trust, current Treasury Regulations provide “see-through” treatment for trusts that meet certain requirements. If such treatment applies, the beneficiaries of the trust, rather than the trust itself will be treated as having been designated as beneficiaries of the IRA Contract for purposes of determining the distribution period for RMD payments. Due to the changes made by SECURE, there is uncertainty regarding which distribution options are available when a trust is the Beneficiary of an IRA Contract. Proposed Treasury regulations provide some additional information. Further clarification of situations involving trust Beneficiaries is expected to be provided when the Treasury Department finalizes proposed regulations. Individuals are encouraged to seek guidance from their own tax professional or legal counsel to determine how these new rules apply to their particular situation.
If the IRA Beneficiary is not a “designated beneficiary” (e.g., beneficiary is an estate, charity, or a trust that does not meet the requirements for “see-through” treatment), then the payment options are unchanged by the SECURE Act. If the IRA Owner had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then these IRA Beneficiaries must receive their entire death benefit by December 31 following the fifth anniversary of the IRA Owner’s death. Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, these IRA Beneficiaries can begin RMD payments based on the single life expectancy of the Owner in the year of the deceased Owner’s death, reduced by one. These Beneficiaries must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
The SECURE Act impacts situations when the IRA Owner died before January 1, 2020 and the Beneficiary had elected stretch payments. In this situation, the stretch payments can continue to the Beneficiary, but once that Beneficiary dies, the successor beneficiary must receive any remaining death benefit by December 31 following the tenth anniversary of the original Beneficiary’s death. Proposed Treasury regulations would require the successor beneficiary to receive a RMD payment each year.
The SECURE Act may limit the annuitization options that a Beneficiary may elect at the IRA Owner’s death to comply with the new death benefit payment rules. Also, if an IRA Owner elected an annuitization option and then dies, action may be needed by the Beneficiary if any remaining Annuity Payments do not comply with the new death benefit payment rules for a Beneficiary.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•
you might have to pay a withdrawal charge on your previous contract,
•
there is a new withdrawal charge period for this Contract,
•
other fees and expenses under this Contract may be higher (or lower),
•
the benefits may be different, and
•
you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale.
We only allow 1035 exchanges if your Contract was issued in Connecticut, Florida, or New Jersey, and you are still allowed to make additional Purchase Payments.
Multiple Non-Qualified Contracts Purchased In the Same Year By the Same Owner
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before requesting a distribution if you purchased more than one Non-Qualified Contract in any calendar year period.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned, pledged, or transferred to another individual. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Non-Qualified Contract (an ownership change) without adequate consideration to a person other than their spouse (or to a former spouse incident to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income. An Owner should consult a tax adviser before requesting an assignment, transfer, or pledge.
Income Tax Withholding
Any part of a distribution that is taxable to the Owner or Beneficiary is subject to federal and/or state income tax withholding. Generally, we withhold amounts from Annuity Payments at the same rate as wages, and we withhold 10% from non-periodic payments, such as withdrawals. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401 and 403(b) Contracts that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

•
RMDs; or
•
any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•
hardship withdrawals.
Plan participants should consult a tax adviser regarding income tax withholding requirements.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.

18. Other Information
Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed index annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
The Separate Account
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

We own the assets of the Separate Account. Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of our other assets. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life. We are obligated to pay all amounts promised to investors under the Contracts.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
The following table shows the aggregate dollar amount of underwriting commissions paid to ALFS for each of the Allianz Life’s last three fiscal years. The underwriter did not retain any part of the commissions.
	2020	2021	2022
Commission paid	$ 17,956,644.90	$ 19,722,086.90	$16,020,424.95
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•
marketing services and increased access to their Financial Professionals;
•
costs associated with sales conferences and educational seminars;
•
the cost of client meetings and presentations; and
•
other sales expenses incurred by them.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
Some Financial Professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•
maintenance of the Contracts,
•
maintenance of Owner records, and
•
routine customer service including:
−
processing of Contract changes,
−
processing withdrawal requests (both partial and total), and
−
processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Financial Statements
The statutory financial statements of Allianz Life Insurance Company of North America as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05618) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America as of December 31, 2022 are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05618) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

Appendix A – Investment Options Available Under the Contract
The following is a list of Investment Options available under the Contract. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time to time and can be found online at allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com. Depending on the optional benefits you chose, you may not be able to invest in certain Investment Options. See Appendix B - Investment Option Restriction for Optional Benefits.
The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option’s past performance is not necessarily an indication of future performance.
Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Long-term capital appreciation with preservation of capital as an important consideration	AZL® Balanced Index Strategy Fund Adviser: Allianz Investment Management LLC	0.68%	-15.10%	3.29%	5.31%
Long-term capital appreciation	AZL® DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.85%	-11.41%	4.12%	6.80%
Exceed total return of the Bloomberg Capital U.S. Aggregate Bond Index	AZL® Enhanced Bond Index Fund Adviser: Allianz Investment Management LLC Subadviser: BlackRock Financial Management, Inc.	0.64%	-13.68%	-0.39%	0.64%
High level of current income while maintaining prospects for capital appreciation	AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.71%	-14.56%	4.46%	5.32%
High level of current income	AZL® Fidelity Institutional Asset Management® Total Bond Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.80%	-13.37%	0.59%	1.47%
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.87%	0.78%	0.68%	0.35%

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix A

Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.43%	-14.25%	1.42%	4.97%
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.68%	-14.52%	1.16%	4.07%
Seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible	AZL® Mid Cap Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.31%	-13.34%	6.62%	9.36%
Seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible	AZL® Mid Cap Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.56%	-13.55%	6.34%	10.26%
Long-term capital appreciation	AZL® Moderate Index Strategy Fund(1) Adviser: Allianz Investment Management LLC	0.65%	-15.37%	3.90%	7.02%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.71%	-14.87%	2.09%	4.61%
Long-term capital appreciation	AZL® MVP DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.88%	-11.76%	2.50%	3.67%
High level of current income while maintaining prospects for capital appreciation	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.83%	-13.81%	3.14%	3.97%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.66%	-15.10%	3.14%	6.31%

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix A

Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Seeks to match the total return of the Russell 1000® Growth Index	AZL® Russell 1000 Growth Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.41%	-29.45%	10.65%	13.55%
Seeks to match the total return of the Russell 1000® Growth Index	AZL® Russell 1000 Growth Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.66%	-29.59%	10.38%	13.36%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.41%	-7.88%	6.25%	8.46%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.66%	-8.18%	5.98%	9.53%
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.22%	-18.31%	9.13%	12.29%
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.47%	-18.51%	8.85%	12.00%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.32%	-16.45%	5.57%	8.76%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.57%	-16.65%	5.30%	10.22%

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix A

Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Total return which exceeds that of its benchmark	PIMCO Global Core Bond (Hedged) Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	0.77%	-11.55%	0.53%	0.35%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	0.67%	-14.31%	-0.18%	0.92%
(1)
This Investment Option’s annual expenses reflect temporary fee reductions. Please see the Investment Option’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
(2)
This Investment Option is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). For more information see section 4, Principal Risks of Investing in the Contract – Managed Volatility Investment Option Risk, or refer to the Investment Option’s prospectus for more information.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix A

Appendix B - Liquidations Under Annuity Options 2, 4, and 6
Please refer to your Contract to verify if liquidations are available to you.
For Original Contracts and May 2003 Contracts issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6 you may be able to take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends. For all Contracts issued in Oregon, liquidations are available if you take variable Traditional Annuity Payments under Annuity Options 2 or 4. For Annuity Options 2 and 4, we also require that at least one Annuitant be alive and we only allow one liquidation each Contract Year. The maximum amount you can liquidate under Annuity Options 2 and 4 is 75% of the total liquidation value calculated as the sum of the total liquidation value at the time of each partial liquidation. The minimum amount you can liquidate under Annuity Options 2 and 4 is the lesser of $500, or the remaining total liquidation value. Under Annuity Option 6, you can liquidate 100% of the total liquidation value with no required minimum. The total liquidation value is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment’s current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. Liquidations are subject to a commutation fee or withdrawal charge as discussed in section 3, Fee Tables and section 11, Expenses. We subtract the commutation fee or withdrawal charge from the amount you requested and send you the remaining amount. We pay liquidations within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion in section 12, Access to Your Money). After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee or withdrawal charge. Under Annuity Options 2 and 4, after the guaranteed period ends, we restore the number of annuity units used in calculating the monthly variable Traditional Annuity Payments to their original value as if you had not taken any liquidations.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix B

Appendix C – PB Value Calculation Examples
•
You purchased a May 2006 Contract with PRIME Plus Benefit. You are the only Owner.
•
You made an initial Purchase Payment of $100,000.
•
You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.
•
The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 in the tenth Contract Year ($5,000 of which is to pay financial adviser fees) when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.
•
As of the tenth Contract Anniversary you have not yet reached your 81st birthday.
The 7% AIA
Initial Purchase Payment	$100,000.00
Increased by 7% on the first Contract Anniversary	x 1.07
$107,000.00
Increased by 7% on the second Contract Anniversary	x 1.07
$114,490.00
Beginning on the sixth Contract Anniversary we only apply the 7% increase to the 7% AIA amount as of the fifth Contract Anniversary.
On the sixth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA	$140,255.17
Increased by 7% on the sixth Contract Anniversary	x 1.07
$150,073.03
Plus the additional Purchase Payment received in the sixth Contract Year	+ 10,000.00
$160,073.03

On the seventh Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA	$140,255.17
Increased by 7% on the sixth Contract Anniversary	x 1.07
$150,073.03
Increased by 7% on the seventh Contract Anniversary	x 1.07
$160,578.14
Plus the additional Purchase Payment received in the sixth Contract Year	+ 10,000.00
$170,758.14
On the ninth Contract Anniversary the 7% AIA is:	$193,845.92

On the tenth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA increased by 7% for each anniversary since, up to and including the tenth:	$196,715.14
Plus the additional Purchase Payment received in the sixth Contract Year	+ 10,000.00
Reduced proportionately by the percentage of Contract Value withdrawn during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =	– 24,230.74
$182,484.40

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix C

Verifying that the 7% AIA is within the maximum limit:
2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =	$200,000.00
Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $200,000.00 =	– 25,000.00
$175,000.00
Therefore the 7% AIA on the tenth Contract Anniversary is limited to the maximum	$175,000

The MAV
The MAV on the ninth Contract Anniversary	$180,000
Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $180,000.00 =	– 22,500
$157,500
The Contract Value on the tenth Contract Anniversary is $140,000.
If you take GPWB Payments under the 5% payment option, the PB Value is $175,000 (the greater of the $175,000 7% AIA, $157,500 MAV, or $140,000 Contract Value), the initial GPWB Maximum is $8,750 ($175,000 x 5%), and the PB Value and GPWB Maximum could step up on every third Contract Anniversary before age 91.
If you take GPWB Payments under the 10% payment option, the PB Value is $157,500 (the greater of the $157,500 MAV, or $140,000 Contract Value), and the initial GPWB Maximum is $15,750 ($157,500 x 10%).
Although the initial GPWB Maximum under the 5% payment option is less than what is available under the 10% payment option, you could receive payments for twice as long and those payments could increase if you receive a step up. Under the 10% payment option, GPWB Payments cannot increase. Under the GPWB, you can choose the payment option you feel is most appropriate.
If you take GMIB Payments, you can choose to set the PB Value equal to either the 7% AIA or the MAV because the 7% AIA is greater than the MAV. However, because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with the $157,500 MAV, could result in a higher GMIB Payment. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be greater than GMIB Payments depending on the current interest rates available at the time of annuitization. You can compare GMIB Payments available with both the 7% AIA and MAV to Traditional Annuity Payments using the Contract Value and choose the Annuity Payment you feel is most appropriate.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix C

Appendix D – GPWB Payments
•
On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.
•
On the tenth Contract Anniversary the PB Value is the 7% AIA and the initial GPWB Maximum is $8,750 (see the example that appears in Appendix C).
•
You take the GPWB Maximum as your annual actual GPWB Payments and take no Excess Withdrawals.
	Contract Value	PB Value	GPWB Maximum
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750
•
In this example, the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).
•
There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.
•
If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also step up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your actual GPWB Payment until the 17th Contract Anniversary because we do not automatically increase your actual GPWB Payment upon a step up.
Example of the effect of an Excess Withdrawal on GPWB Payments
•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your actual GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.
•
Assume the Contract Value on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.
If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals are subject to the withdrawal charge, and the Excess Withdrawal reduces both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.
If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals are subject to the withdrawal charge.
We determine which withdrawals are subject to the withdrawal charge as follows:
The GPWB Maximum	$8,750
First eight GPWB Payments	- 4,800
Remaining GPWB Maximum	$3,950
Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 – $3,950 =	$1,050

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix D

When we compute the withdrawal charge we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.
We adjust the PB Value for the Excess Withdrawal as follows:
The PB Value on the day of (but before) the partial withdrawal	$170,200.00
The amount of the Excess Withdrawal that does not exceed the GPWB Maximum	- 3,950.00
Reduced proportionately by the remaining amount of the Excess Withdrawal’s percentage of Contract Value on the day of (but before) the partial withdrawal = $1,050 / $150,000 = 0.007 x $170,200 =	- 1,191.40
Remaining PB Value after the Excess Withdrawal	$ 165,058.60
In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments are also subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix D

Appendix E – Death Benefit Calculation Examples
•
You purchased a May 2006 Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
•
The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 in the tenth Contract Year ($5,000 of which is to pay financial adviser fees) when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
•
The Contract Value on the tenth Contract Anniversary is $140,000.
Traditional GMDB
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
Contract Value	$140,000
The guaranteed death benefit value:
Total Purchase Payments received	$100,000
Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =	- 12,500
$87,500
Therefore, the death benefit payable on the tenth Contract Anniversary is the $140,000 Contract Value.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix E

Enhanced GMDB version 2
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value	$140,000
2) The 3% AIA:
Initial Purchase Payment	$100,000
Increased by 3% on the first Contract Anniversary	x 1.03
$103,000
Increased by 3% on the second Contract Anniversary	x 1.03
$106,090
Increased by 3% on the third Contract Anniversary	x 1.03
$109,272.70
On the ninth Contract Anniversary the 3% AIA is	$130,477.32
Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $130,477.32 =	– 16,309.66
$114,167.66
Increased by 3% on the tenth Contract Anniversary	x 1.03
$117,592.69
Verifying that the $117,592.69 3% AIA is within the maximum limit:
1.5 times Purchase Payments: 1.5 x $100,000 =	$150,000
Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $150,000 =	– 18,750
$131,250

3) The MAV on the ninth Contract Anniversary	$180,000
Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $180,000 =	-22,250
$157,500
Therefore, the death benefit payable on the tenth Contract Anniversary is the $157,500 MAV.
Earnings Protection GMDB version 2
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value	$140,000
2) Total Payments:
Total Purchase Payments received	$100,000
Less adjusted partial withdrawals calculated as (PW x DB) / CV: ($20,000 x $160,000) / $160,000 = $20,000 x 1 =	- 20,000
$80,000
3) CV Plus:
Contract Value	$140,000
Plus 50% of the lesser of (a) or (b).
(a)Contract Value minus total Purchase Payments:
$140,000 – $100,000 = $40,000
(b)Three times your total Purchase Payments received in the first two
Contract Years: 3 x $100,000 = $300,000
(a) is less than (b), so 50% of (a) = 0.50 x $40,000 =
+ 20,000
$160,000

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix E

Therefore, the death benefit payable on the tenth Contract Anniversary is the $160,000 CV Plus.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix E

Appendix F – The Original Contract
The Original Contract first became available on February 1, 2000 and was replaced in most states by the May 2003 Contract beginning May 5, 2003. Original Contracts differ from the May 2006 Contract described in the prospectus as follows:
•
Shorter five-year withdrawal charge period (see section 3, Fee Tables and section 11, Expenses).
•
The partial withdrawal privilege was less: 10% of your total Purchase Payments. Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year.
•
Lower base contract expense (see section 3,Fee Tables and section 11, Expenses).
•
Automatically included the Traditional GMIB for no additional charge, or you could instead select the Enhanced GMIB for an additional M&E charge (see the Fee Tables and section 11, Expenses).
•
Offered the Fixed Account as a general account Investment Choice in most states. The Fixed Account offers an interest rate that may change annually, but cannot be less than the guaranteed minimum stated in your Contract. Purchase payments you allocate to the Fixed Account become part of our general account (see section 10, Our General Account).
•
Annuity Option 6 was available for both Traditional Annuity Payments (specified period of five to 30 years), and GMIB Payments (specified period of 10 to 30 years).
•
If you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6, we allow withdrawals during the Annuity Phase subject to a commutation fee or withdrawal charge (see Appendix B, Liquidations Under Annuity Options 2, 4, and 6).
•
Offered the optional Enhanced GMDB version 1 for an additional M&E charge (see section 3, Fee Tables and section 11, Expenses). The Enhanced GMDB version 1 guaranteed death benefit value is the greater of the 5% AIA or MAV as discussed in section 15, Death Benefit.
•
Offered the optional Earnings Protection GMDB version 1 for an additional M&E charge (see section 3, Fee Tables and section 11, Expenses). The CV Plus portion of the guaranteed death benefit value for the Earnings Protection GMDB version 1 is calculated differently than Earnings Protection GMDB version 2 as discussed in section 15, Death Benefit.
Guaranteed Minimum Income Benefits (GMIBs)
The Original Contract automatically included the Traditional GMIB for no additional charge. When you purchased the Contract, you could instead select the Enhanced GMIB for an additional M&E charge (see section 3, Fee Tables and section 11, Expenses). You cannot remove a GMIB from your Contract, and you cannot stop GMIB Payments once they begin. GMIB Payments cannot begin before the seventh Contract Anniversary. Depending on the Annuity Option you select, your GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract.
The GMIBs guarantee a minimum amount of fixed Annuity Payments (GMIB Payments) during the Annuity Phase based on a guaranteed value and the guaranteed fixed payout rates stated in your Contract.
The guaranteed value for the Traditional GMIB is:
•
total Purchase Payments received,
•
reduced by the percentage of Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization, or
•
reduced by the dollar amount applied to a GMIB Partial Annuitization.
The guaranteed value for the Enhanced GMIB is the greater of:
•
a 5% annual increase on Purchase Payments (5% AIA).
•
the Maximum Anniversary Value (MAV).
The 5% AIA and MAV for the Enhanced GMIB are calculated in the same way as the Enhanced GMDB version 1 described in section 15, Death Benefit.
If you take a GMIB Partial Annuitization, we continue to calculate the guaranteed value, but it will decrease because of the Partial Annuitization. If you take a GMIB Full Annuitization, we no longer calculate the guaranteed value on or after the Income Date.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix F

GMIB FULL ANNUITIZATION: There may be situations where the guaranteed value used to calculate GMIB
Payments is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your
Annuity Payments on whichever amount (the guaranteed value or Contract Value) produces the greater payment. For the
Enhanced GMIB, if the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for the benefit without receiving the advantages of the Enhanced GMIB.

GMIB Payments
GMIB Payments can begin on or after the seventh Contract Anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary by completing an income option election form. You can take either a Full Annuitization, or Partial Annuitization(s) if the guaranteed value is greater than the Contract Value.
GMIB Payments begin after we receive your request in Good Order at our Service Center. We make payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day. You can receive payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
When the GMIBs End
If GMIB Payments have not begun, your GMIB ends upon the earliest of the following.
•
The Business Day that the guaranteed value and Contract Value are both zero.
•
The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•
When the Contract ends.
•
The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•
Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•
Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•
Under Annuity Option 6, the expiration of the specified period certain.
•
When the Contract ends.
The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise your
GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise your GMIB after your RMD beginning date. For information on the taxation of GMIB Payments, please see section 17, Taxes.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix F

Appendix G – May 2003 Contracts
The May 2003 Contract first became available on May 5, 2003 and was replaced in most states by the May 2006 Contract beginning May 1, 2006. May 2003 Contracts differ from the May 2006 Contract described in the prospectus as follows:
•
The partial withdrawal privilege was less: 10% of your total Purchase Payments. Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year.
•
For Contract issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6, we allow withdrawals during the Annuity Phase subject to a commutation fee or withdrawal charge (see Appendix B, Liquidations Under Annuity Options 2, 4, and 6).
•
Offered the Traditional PRIME Benefit and Enhanced PRIME Benefit for an additional M&E charge that cannot increase (see the Fee Tables and section 11, Expenses). You cannot remove a PRIME Benefit from your Contract after you select it.
•
We calculate the PB Value differently under the PRIME Benefits, and it cannot increase after GPWB Payments begin.
−
Under the Traditional PRIME Benefit we base the PB Value on total Purchase Payments adjusted for withdrawals.
−
Under the Enhanced PRIME Benefit we base the PB Value on the 3% AIA, 7% AIA, or MAV. The 7% AIA was not available to Contracts issued in Washington, and it does not have a reset feature.
•
GPWB Payments do not have a step up feature, payments are only available annually, you cannot change the GPWB Payment amount after payments begin, and there is no required minimum payment.
•
GPWB Payments reduce the guaranteed death benefit value differently as discussed under “Using PRIME Benefits” later in this appendix.
Protected Retirement Income Made Easy (PRIME) Benefits
The PRIME Benefits were available at issue for an additional M&E charge (see the Fee Tables and section 11, Expenses).
We designed the PRIME Benefits for Owners who want flexibility in the way they turn accumulated retirement assets into a stream of fixed retirement income and can wait at least seven years before taking income. The PRIME Benefits include a GPWB and a GMIB. GPWB provides a guaranteed minimum amount of income in the form of partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract.
Although you cannot remove a PRIME Benefit from your Contract, you can end GPWB by:
•
taking an Excess Withdrawal of the total Contract Value, or
•
requesting a Full Annuitization.
Although you can elect to stop GPWB Payments and end the GPWB, you cannot elect to stop GMIB Payments after they have begun.
PRIME Benefits Overview
The GPWB guarantees a minimum amount of income in the form of partial withdrawals during the Accumulation Phase based on the PB Value.
With the Traditional PRIME Benefit, on the date GPWB Payments begin you can take up to 10% of your PB Value, which is the greatest of:
•
total Purchase Payments adjusted for withdrawals (Total Purchase Payments), or
•
the Contract Value on the prior Contract Anniversary.
With the Enhanced PRIME Benefit, on the date GPWB Payments begin the PB Value is either:
•
A 3% annual increase on Purchase Payments (3% AIA). The 3% AIA is subject to a maximum of 1.5 times your total Purchase Payments received reduced for each partial withdrawal.
•
A 7% annual increase on Purchase Payments received in the first five rider years adjusted for withdrawals (7% AIA). The 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years reduced for each partial withdrawal.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix G

•
The Maximum Anniversary Value (MAV).
•
The Contract Value on the prior Contract Anniversary.
With the 7% AIA, your GPWB Payments are limited to 5% of the PB Value. However, you can take up to 10% of your PB Value with the 3% AIA or MAV.
The GMIB guarantees a minimum amount of fixed Annuity Payments during the Annuity Phase based on PB Value and the guaranteed fixed payout rates stated in your Contract, which use a 1% interest rate if you select Annuity Option 6 or the PB Value is the 7% AIA. You can take GMIB Payments under a Full Annuitization, or as Partial Annuitization(s) before GPWB Payments begin if PB Value is greater than Contract Value.
On the date GMIB Payments begin, the Traditional PRIME Benefit’s PB Value is Total Purchase Payments, and the Enhanced PRIME Benefit’s PB Value is either the 3% AIA, 7% AIA, or MAV. All Annuity Options are available for GMIB Payments if you have the Traditional PRIME Benefit, or if you have the Enhanced PRIME Benefit and your PB Value is the 3% AIA or MAV. However, with the 7% AIA only Annuity Options 2 and 4 are available.
PB Value
We base GPWB Payments and/or GMIB Payments on the PB Value.
On the Rider Effective Date, and on each Business Day before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, the Traditional PRIME Benefit’s PB Value includes Total Purchase Payments, and Enhanced PRIME Benefit’s PB Value includes 3% AIA, 7% AIA, and MAV.
If you have the Traditional PRIME Benefit and request GPWB Payments, on the date GPWB Payments begin you can take up to 10% of the PB Value, which is the greater of Total Purchase Payments, or Contract Value on the prior Contract Anniversary (calculated as discussed below).
If you have the Enhanced PRIME Benefit and request GPWB Payments, we calculate your GPWB Payments on the date payments begin as follows.
If MAV is greater than both the 3% AIA and 7% AIA…
You can take up to 10% the PB Value, which is the greater of: • the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.
If MAV is less than both the 3% AIA and 7% AIA…
You are willing to limit GPWB Payments to 5% of the PB Value, the PB Value is the greater of:
• 7% AIA determined at the end of the prior Business Day, or
• the Contract Value as of the prior Contract Anniversary.

You want to take GPWB Payments of up to 10% of the PB
Value, the PB Value is the greater of:
• the 3% AIA determined at the end of the prior Business Day,
or
• the Contract Value as of the prior Contract Anniversary.

If only the 7% AIA is greater than the MAV…
You are willing to limit GPWB Payments to 5% of the PB Value, the PB Value is the greater of:
• 7% AIA determined at the end of the prior Business Day, or
• the Contract Value as of the prior Contract Anniversary.

You want to take GPWB Payments of up to 10% of the PB
Value, the PB Value is the greater of:
•  the MAV determined at the end of the prior Business Day, or
• the Contract Value as of the prior Contract Anniversary.

We compute the Contract Value on the prior Contract Anniversary for both the Traditional PRIME Benefit and Enhanced PRIME
Benefit as follows:
• Contract Value determined at the end of the last Business Day before the prior Contract Anniversary,
• less any withdrawals or amounts applied to a traditional Partial Annuitization taken since that date, and
• reduced proportionately by the percentage of PB Value applied to any GMIB Partial Annuitization taken since that date.

If you request GMIB Payments, on the date GMIB Payments begin the Traditional PRIME Benefit’s PB Value is Total Purchase Payments, and the Enhanced PRIME Benefit’s PB Value is as follows.
•
If the MAV is greater than both the 3% AIA and 7% AIA, the PB Value is the MAV.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix G

•
If the MAV is less than both the 3% AIA and 7% AIA, you can decide whether to set the PB Value equal to the 3% AIA or 7% AIA
•
If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or MAV.
When you can decide to set the Enhanced PRIME Benefit’s PB Value equal the 7% AIA, keep in mind that the 7% AIA is only available if you select Annuity Options 2, or 4. Different Annuity Options can provide higher or lower GMIB Payments. Because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with a lower 3% AIA or MAV, could result in a higher Enhanced GMIB Payment. In this instance, you can compare Enhanced GMIB Payments available with the 7% AIA and 3% AIA or MAV, and choose the Annuity Option that you feel is most appropriate.
Total Purchase Payments
While the Traditional PRIME Benefit is in effect, we only calculate Total Purchase Payments before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, and it is equal to:
•
total Purchase Payments received,
•
reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization, and
•
reduced by the dollar amount applied to GMIB Payments if you take a GMIB Partial Annuitization.
3% Annual Increase Amount (3% AIA)
While the Enhanced PRIME Benefit is in effect, we only calculate the 3% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
On the Issue Date, the 3% AIA was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the 3% AIA as follows.
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•
If you take a GMIB Partial Annuitization based on the:
−
3% AIA, we reduce it by the dollar amount applied to GMIB Payments.
−
7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
−
MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On each Contract Anniversary before the end date, we increase the 3% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 3%. On and after the end date, we no longer apply the 3% increase.
We limit the 3% AIA to a maximum of:
•
1.5 times the total Purchase Payments received,
•
reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•
reduced proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization.
7% Annual Increase Amount (7% AIA)
While the Enhanced PRIME Plus Benefit is in effect, we only calculate the 7% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the endorsement effective date was the Issue Date, the 7% AIA was initially equal to the Purchase Payment received on the Issue Date. If the endorsement effective date was after the Issue Date, on the endorsement effective date the 7% AIA was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the 7% AIA as follows.
•
We increase it by the amount of any additional Purchase Payments.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix G

•
We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•
If you take a GMIB Partial Annuitization based on the:
−
3% AIA, we reduce it by the percentage of 3% AIA applied to GMIB Payments.
−
7% AIA, we reduce it by the dollar amount applied to GMIB Payments.
−
MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On each Contract Anniversary before the end date, we increase the 7% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 7%. On and after the end date, we no longer apply the 7% increase.
We limit the 7% AIA to a maximum of:
•
2 times the total Purchase Payments received in the first five Contract Years,
•
reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•
reduced proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization.
Maximum Anniversary Value (MAV)
While the Enhanced PRIME Benefit is in effect, we only calculate the MAV before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
On the Issue Date, the MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows.
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•
If you take a GMIB Partial Annuitization based on the:
−
3% AIA, we reduce it by the percentage of 3% AIA applied to GMIB Payments.
−
7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
−
MAV, we reduce it by the dollar amount applied to GMIB Payments.
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 3% AIA, 7% AIA, and MAV
The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
Using PRIME Benefits
GPWB Payments and GMIB Payments can begin on or after the seventh Contract Anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary. You can choose to take GPWB Payments, GMIB Payments, or both subject to the restrictions listed here.
You request GPWB Payments by completing a GPWB Payment election form. Once you select the GPWB Payment amount, you cannot change it.
You request GMIB Payments by completing the annuitization forms packet. You can take either a Full Annuitization, or before GPWB Payments begin, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value.
Payments begin after we receive your request in Good Order at our Service Center. We make GPWB Payments to you beginning on the 30th day after your Contract Anniversary. If your Contract Anniversary is the 1st through the 10th of the month, we make GMIB Payments to you beginning on the 1st of the next month (e.g., if your Contract Anniversary is August 5th, GMIB Payments begin on September 1st). If your Contract Anniversary is on or after the 11th of the month, we make GMIB Payments to you beginning on the 1st of the second month that occurs after your Contract Anniversary

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix G

(e.g., if your Contract Anniversary is August 12th, GMIB Payments begin on October 1st). GPWB Payments are only available on an annual basis. However, you can receive GMIB Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
GPWB Payments
After the date GPWB Payments begin:
•
We no longer calculate the Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit.
•
You cannot take new Partial Annuitizations. If you take a Full Annuitization, GPWB Payments stop and the GPWB ends.
•
For Contracts issued in Connecticut, Florida, or New Jersey, you cannot make additional Purchase Payments, so you also cannot start a new DCA Fixed Option.
•
Any active AIP, systematic withdrawal and/or minimum distribution programs end.
•
The partial withdrawal privilege is not available.
•
The additional M&E charge for PRIME Benefit continues until the GPWB ends.
•
If you have Enhanced GMDB or Earnings Protection GMDB, its additional M&E charge continues until the benefit ends.
•
The Contract Value continues to fluctuate as a result of Investment Choice performance, and it decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawal, and the deduction of Contract charges other than the base contract expense and any additional M&E charge for an optional benefit.
−
An Excess Withdrawal is an additional withdrawal you take while you are receiving GPWB Payments. An Excess Withdrawal is subject to any applicable withdrawal charge and reduces the Withdrawal Charge Basis. Excess Withdrawals may decrease the time over which you receive GPWB Payments, or cause your GPWB Payments to stop and your GPWB to end.
•
The guaranteed death benefit value no longer increases. Each GPWB Payment reduces the guaranteed death benefit value on a dollar for dollar basis, and each Excess Withdrawal (including any withdrawal charge) reduces the guaranteed death benefit value proportionately by the percentage of Contract Value withdrawn.
•
We deduct each GPWB Payment and any Excess Withdrawal proportionately from the Investment Options. You can continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions in section 9, Investment Options – Transfers Between Investment Choices.
•
The PB Value no longer increases, and each GPWB Payment and Excess Withdrawal reduces the PB Value as follows:
−
GPWB Payments reduces the PB Value on a dollar for dollar basis, and
−
Excess Withdrawals taken during the Contract Year reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value.
If your Contract Value reduces to zero but your PB Value is positive, you will continue to receive GPWB Payments until we payout the total PB Value. If you take the maximum GPWB Payment available to you and take no Excess Withdrawals, we would pay the PB Value to you:
•
within ten years if you take 10% of the PB Value, or
•
within 20 years if you take 5% of the PB Value.
If there is Contract Value remaining after we have paid out the total PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization; or
•
request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix G

(less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization.
We treat GPWB Payments as withdrawals for tax purposes as discussed in section 17, Taxes – Taxation of GPWB Payments.
GMIB Payments
If you take a Full Annuitization:
•
The Accumulation Phase ends and the Annuity Phase begins.
•
On or after the Income Date we no longer calculate the PB Value or its underlying values (the Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit).
•
Your death benefit ends.
•
If you were taking GPWB Payments, they stop and the GPWB ends.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to base contract expense or any additional M&E charge for an optional benefit, but any portion of the Contract that you applied to variable Traditional Annuity Payments continues to be subject to a 1.50% base contract expense.
GMIB FULL ANNUITIZATION: There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB
Value or Contract Value) produces the greater payment. If the Traditional Annuity Payments are greater than the
GMIB Payments, you will have paid for your PRIME Benefit without receiving the advantages of the GMIB.

If you take a Partial Annuitization:
•
The Annuity Phase begins and the Accumulation Phase continues.
•
For Contracts issued in Connecticut, Florida, or New Jersey, you can make additional Purchase Payments for any portion of the Contract is still in the Accumulation Phase subject to the $1 million maximum stated in section 7.
•
We continue to calculate the PB Value. However, the Partial Annuitization reduces its underlying values (Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit).
•
Your death benefit and the GPWB continue to be available to you.
•
The Contract Value continues to fluctuate as a result of Investment Choice performance.
•
The Partial Annuitization reduces each Purchase Payment, Contract Value, and the guaranteed death benefit value by the percentage of PB Value you apply to GMIB Payments. However, GMIB Payments do not reduce the Contract Value available under the portion of the Contract that is in the Accumulation Phase.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the base contract expense or any additional M&E charge for an optional benefit, but any portion of the Contract that is in the Accumulation Phase continues to be subject to the appropriate base contract expense and any additional M&E charge for an optional benefit, and any portion that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate base contract expense.
The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the
GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

When GPWB Ends
GPWB ends upon the earliest of the following.
•
The Business Day you take an Excess Withdrawal of the total Contract Value.
•
The Business Day that the PB Value and Contract Value are both zero.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix G

•
The Business Day before the Income Date that you take a Full Annuitization.
•
When the Contract ends.
•
The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
When GMIB Ends
If you have not exercised GMIB, it ends upon the earliest of the following.
•
The Business Day that the PB Value and Contract Value are both zero.
•
The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•
When the Contract ends.
•
The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•
Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•
Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•
Under Annuity Option 6, the expiration of the specified period certain.
•
When the Contract ends.

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023
Appendix G

For Service or More Information
The Statement of Additional Information (SAI) contains additional information about the Contract, Allianz Life, and the Separate Account. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. This prospectus and the SAI can be found online at allianzlife.com/prospectuses. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com.
The SEC maintains a website sec.gov. The prospectus, the Form N-4 SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment or for general customer service, please mail to the appropriate address as follows:
To send a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
REGULAR MAIL
Allianz Life Insurance Company of North America P.O. Box 59060 Minneapolis MN 55459-0060

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America 5701 Golden Hills Drive Minneapolis MN 55416-1297

Checks sent to the wrong address for additional Purchase Payments are forwarded to the 5701 Golden Hills Drive address listed above, which may delay processing.
For general customer service by email, please use this address: contact.us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
EDGAR Contract ID No.: C000007179

Allianz AlteritySM Variable Annuity Prospectus – May 1, 2023

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ AlteritySM VARIABLE ANNUITY contract
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
Allianz Life Variable Account B (the Separate Account) and
Allianz Life Insurance Company of North America (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life that you ought to know before investing. For a copy of the Contract’s prospectus, visit allianzlife.com/prospectuses, send an email request to contact.us@allianzlife.com, or call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 59060
Minneapolis MN 55459-0060
(800) 624-0197
Dated: May 1, 2023
ALTSAI-0523

TABLE OF CONTENTS

Allianz Life	3
Legal Opinions	3
Distributor	3
Administrative Service Fees	3
Annuity Payments	3
Annuity Payment Options	4
Annuity Units/Calculating Variable Traditional Annuity Payments	6
Appendix A – Death of the Owner and/or Annuitant	7

Allianz AlteritySM Statement of Additional Information – May 1, 2023
 2

Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and registered index-linked annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Legal Opinions
Erik T. Nelson, Associate General Counsel, Senior Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor of the contracts.
ALFS sells annuity contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 595 retail broker/dealers to sell its contracts.
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 64 broker-dealer firms. These payments vary in amount. In 2022, the five firms receiving the largest payments, ranging from $960,314.28 to $12,002,640.70 are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors LLC – Wealth (ISG)
Royal Alliance
Wells Fargo Advisors LLC (PCG)
Park Avenue Securities

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 18, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2020	$1,737,100
2021	$2,112,265
2022	$2,015,485

Annuity Payments
We base Traditional Annuity Payments on the Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value or GMIB value you apply to fixed Annuity Payments is placed in our

Allianz AlteritySM Statement of Additional Information – May 1, 2023
 3

general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable Traditional Annuity Payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Traditional Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•
Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and the end of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•
Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•
Under Annuity Option 6, the end of the guaranteed period.
•
When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 13 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment. If the Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s

Allianz AlteritySM Statement of Additional Information – May 1, 2023
 4

death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. If the last surviving joint Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=
The number of annuity units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E)	=	Dollar value of first variable Traditional Annuity Payment.
(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•
The Contract has one Owner who is a 65-year-old male. He selects variable Traditional Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•
The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).
•
Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Traditional Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•
The Owner who is also the Annuitant dies after receiving 62 Traditional Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
Option 6. Specified Period Certain Annuity. We make Annuity Payments for a specified period of time you select, which must be a whole number of years from five to 30 for Traditional Annuity Payments, or 10 to 30 years for GMIB

Allianz AlteritySM Statement of Additional Information – May 1, 2023
 5

Payments. If the Annuitant dies before the end of the specified period certain, then we continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization. For May 2003 Contracts and May 2006 Contracts this is generally only available for GMIB Payments, but it continued to be available for fixed Traditional Annuity Payments in some states. Please see your Contract for information on the version of this Annuity Option that is available to you.
Annuity Units/Calculating Variable Traditional Annuity Payments
The first variable Traditional Annuity Payment is equal to the Contract Value you apply to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•
we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•
divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

Allianz AlteritySM Statement of Additional Information – May 1, 2023
 6

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•
We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a surviving spouse/Beneficiary the GPWB ends and the GMIB is no longer available. For a description of the death benefit and payout options, see prospectus section 15, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•
The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
−
Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
−
Under the Enhanced GMDB version 1 the guaranteed death benefit value is the greater of the 5% AIA, or the MAV.
−
Under the Enhanced GMDB version 2 the guaranteed death benefit value is the greater of the 3% AIA, or the MAV.
−
Under the Earnings Protection GMDBs the guaranteed death benefit value is the greater of a) Total Payments, or b) CV Plus. Under the Earnings Protection GMDB version 1, CV Plus is Contract Value plus a percentage of the lesser of Contract Value or total Purchase Payments. Under Earnings Protection GMDB version 2, CV Plus is Contract Value plus a percentage of the greater of earnings, or three times Purchase Payments received in the first two Contract Years.
•
If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
−
we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
−
the surviving spouse becomes the new Owner, and
−
the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•
The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•
If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
−
Annuity Option 1 or 3, payments end.
−
Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
−
Annuity Option 5, payments end and the Payee may receive a lump sum refund.
−
Annuity Option 6, payments end when the guaranteed period ends.
•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
•
For a Qualified Contract, the Annuity Payments must end ten years after the Owner’s death.

Allianz AlteritySM Statement of Additional Information – May 1, 2023
Appendix A
 7

UPON THE DEATH OF A JOINT OWNER

(NOTE: Joint Owners cannot take Partial Annuitizations)

Action under any portion of the Contract that is in the Accumulation Phase

•
The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•
We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a surviving spouse/Beneficiary the GPWB ends and the GMIB is no longer available.
•
The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
−
Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
−
Under the Enhanced GMDB version 1 the guaranteed death benefit value is the greater of the 5% AIA, or the MAV.
−
Under the Enhanced GMDB version 2 the guaranteed death benefit value is the greater of the 3% AIA, or the MAV.
−
Under the Earnings Protection GMDBs the guaranteed death benefit value is the greater of a) Total Payments, or b) CV Plus. Under the Earnings Protection GMDB version 1, CV Plus is Contract Value plus a percentage of the lesser of Contract Value or total Purchase Payments. Under the Earnings Protection GMDB version 2, CV Plus is Contract Value plus a percentage of the greater of earnings, or three times Purchase Payments received in the first two Contract Years.
•
If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
−
we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
−
the surviving Joint Owner/spouse becomes the new Owner, and
−
the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•
If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•
If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
−
Annuity Option 1 or 3, payments end.
−
Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
−
Annuity Option 5, payments end and the Payee may receive a lump sum refund.
−
Annuity Option 6, payments end when the guaranteed period ends.
•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz AlteritySM Statement of Additional Information – May 1, 2023
Appendix A
 8

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action under any portion of the Contract that is in the Accumulation Phase

•
If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•
If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a surviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•
If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•
If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the surviving spouse is named as the sole primary beneficiary under the qualified plan or custodial account.
Action under any portion of the Contract that is in the Annuity Phase

•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
−
Annuity Option 1 or 3, payments end.
−
Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
−
Annuity Option 5, payments end and the Payee may receive a lump sum refund.
−
Annuity Option 6, payments end when the guaranteed period ends.
•
If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•
If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.
UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: We only allow joint Annuitants on Full Annuitization, so the Accumulation Phase has ended)

•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Under Annuity Option 4, Annuity Payments to the Payee continue until either the guaranteed period ends, or when we pay any final lump sum.
•
No death benefit is payable.
•
If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•
If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz AlteritySM Statement of Additional Information – May 1, 2023
Appendix A
 9

PART C - OTHER INFORMATION

ITEM 27. EXHIBITS
(A)
RESOLUTION OF BOARD OF DIRECTORS OF THE COMPANY AUTHORIZING THE ESTABLISHMENT OF THE SEPARATE ACCOUNT, DATED MAY 31, 1985 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B1. FROM REGISTRANT’S FORM N-4 (FILE NOS. 333-06709 AND 811-05618), ELECTRONICALLY FILED ON JUNE 25, 1996.

(B)	NOT APPLICABLE
(C)	1.
PRINCIPAL UNDERWRITER AGREEMENT BY AND BETWEEN NORTH AMERICAN LIFE AND CASUALTY COMPANY ON BEHALF OF NALAC FINANCIAL PLANS, INC. DATED SEPTEMBER 14, 1988 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.A. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-06709 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 13, 1996. (NORTH AMERICAN LIFE AND CASUALTY COMPANY IS THE PREDECESSOR TO ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. NALAC FINANCIAL PLANS, INC., IS THE PREDECESSOR TO USALLIANZ INVESTOR SERVICES, LLC, WHICH IS THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.)

2.
BROKER-DEALER AGREEMENT (AMENDED AND RESTATED) BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED JUNE 1, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99B3B. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

3.
THE CURRENT SPECIMEN OF THE SELLING AGREEMENT BETWEEN ALLIANZ LIFE FINANCIAL SERVICES, LLC, THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS, AND RETAIL BROKERS WHICH OFFER AND SELL THE CONTRACTS TO THE PUBLIC INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.B. FROM THE INITIAL REGISTRATION STATEMENT TO REGISTRANT’S FORM N-4 (FILE NOS. 333-134267 AND 811-05618 ELECTRONICALLY FILED ON MAY 19, 2006.
THE UNDERWRITER HAS EXECUTED VERSIONS OF THE AGREEMENT WITH APPROXIMATELY 2,100 RETAIL BROKERS.

(D)	1.
INDIVIDUAL VARIABLE ANNUITY ORIGINAL CONTRACT AND SCHEDULE PAGE –L30800 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.A. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

2.
INDIVIDUAL VARIABLE ANNUITY-MAY 2003 CONTRACT – L30800(5/03) IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.B. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

3.
CONTRACT SCHEDULE PAGE-MAY 2003 – S40010(5-03) IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.C. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

4.
CONTRACT SCHEDULE PAGE-PRIME PLUS – S40010(1-06) IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

5.
CONTRACT SCHEDULE ADDENDUM-ADD, RESET-PRIME PLUS – S40729-A-R IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

6.
CONTRACT SCHEDULE ADDENDUM-DROP-PRIME PLUS – S40729-D IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

7.
ASSET ALLOCATION RIDER-PRIME PLUS – S40721-ALT IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

8.
PRIME PLUS BENEFIT RIDER-PRIME PLUS – S40722 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

9.
ANNUITY OPTION 6 AMENDMENT ENDORSEMENT – S40397 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

	10.	WAIVER OF CDSC ENDORSEMENT – S30074 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.A. FROM REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON JULY 6, 1999.
11.
TRADITIONAL GMDB ENDORSEMENT – S40020 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.B. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

12.
TRADITIONAL GMDB RIDER II-PRIME PLUS – S40727 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.L. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

13.
ENHANCED DEATH BENEFIT ENDORSEMENT – S40052 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.C. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

14.
ENHANCED GMDB ENDORSEMENT-MAY 2003 CONTRACTS – S40390 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

15.
ENHANCED GMDB RIDER II-PRIME PLUS – S40726 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.O. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

16.
TRADITIONAL GMIB ENDORSEMENT – S40021 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

17.
ENHANCED GMIB ENDORSEMENT – S40094 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

18.
ENHANCED GMIB ENDORSEMENT (3% & MAV)-MAY 2003 CONTRACTS – S40391 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.K. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

	19.	CHARITABLE REMAINDER TRUST ENDORSEMENT IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.T. FROM REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON JULY 6, 1999.
20.
IRA ENDORSEMENT – S40014 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

21.
UNISEX ENDORSEMENT – S20146 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

22.
PENSION PLAN AND PROFIT SHARING PLAN ENDORSEMENT – S20205 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

23.
GROUP PENSION PLAN DEATH BENEFIT ENDORSEMENT – S30072(4-99) IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON JULY 6, 1999.

24.
403(B) ANNUITY ENDORSEMENT – S30072(4-99) IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.K. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

25.
EARNINGS PROTECTION GMDB ENDORSEMENT-ORIGINAL CONTRACTS – S20219(03-01) IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.R. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

26.
EARNINGS PROTECTION GMDB ENDORSEMENT-MAY 2003 CONTRACTS – S40379 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.S. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

27.
EARNINGS PROTECTION GMDB RIDER II-PRIME PLUS – S40725 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.AA. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

28.
TRADITIONAL GPWB ENDORSEMENT – S40392 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.T. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

29.
ENHANCED GPWB ENDORSEMENT – S40393 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.U. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

30.
INHERITED IRA/ROTH IRA ENDORSEMENT IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.4.V. FROM POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 26, 2005.

(E)	1.
APPLICATION FOR IND. VAR. ANNUITY-ORIGINAL CONTRACTS IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5. FROM REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON JULY 6, 1999.

2.
APPLICATION FOR IND. VAR. ANNUITY-MAY 2003 CONTRACTS – F40269(05-03) IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.B. FROM POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2003.

3.
APPLICATION FOR IND. VAR. ANNUITY-PRIME PLUS CONTRACTS – F40269(1-06) IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.C. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2006.

(F)	1.
THE RESTATED ARTICLES OF INCORPORATION OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.I. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

2.
THE RESTATED BYLAWS OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.II. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

(G)	NOT APPLICABLE
(H)	1.
PARTICIPATION AGREEMENT BETWEEN BLACKROCK SERIES FUND, INC., BLACKROCK DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE CO. OF NORTH AMERICA, AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED MAY 1, 2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.C. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

2.
PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 11/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.E. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

	3.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED 5/1/08. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

4.
FUND PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DREYFUS INVESTMENT PORTFOLIOS AND THE DREYFUS LIFE AND ANNUITY INDEX FUND, DATED 5/1/2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.H18 FROM ALLIANZ LIFE VARIABLE ACCOUNT A’S INITIAL REGISTRATION STATEMENT ON FORM N-6 (FILE NOS. 333-102332 AND 811-04965), ELECTRONICALLY FILED ON JANUARY 3, 2003.

	5.	-
AMENDMENT TO FUND PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DREYFUS INVESTMENT PORTFOLIOS AND THE DREYFUS STOCK INDEX FUND, INC., DATED 5/1/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2008.

6.
PARTICIPATION AGREEMENT & AMENDMENT BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 09/29/10 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 17 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 20, 2010.

	7.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9-1-2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

8.
PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), AND DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM PRE-EFFECTIVE AMENDMENT NO.2 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-120181 AND 811-05618), ELECTRONICALLY FILED ON MARCH 30, 2005

	9.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), DATED 5/1/08 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

	10.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED JANUARY 16, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.L. FROM POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 14, 2014.

	11.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED 9/1/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.P. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016..

12.
PARTICIPATION AGREEMENT BETWEEN OPPENHEIMER VARIABLE ACCOUNT FUNDS, OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

	13.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN OPPENHEIMER VARIABLE ACCOUNT FUNDS, OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

	14.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN OPPENHEIMER VARIABLE ACCOUNT FUNDS, OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED FEBRUARY 1, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-90260 AND 811-05618), ELECTRONICALLY FILED ON APRIL 17, 2014.

15.
INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 AND AMENDMENT DATED 5-1-2011 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

	16.	-
AMENDMENT DATED MAY 1, 2011 TO INVESTOR SERVICES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND PACIFIC INVESTMENT MANAGEMENT COMPANY DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.N. FROM POST-EFFECTIVE AMENDMENT NO. 25 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 26, 2011.

	17.	-
AMENDMENT  DATED 4-30-2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

	18.	-
AMENDMENT  DATED SEPTEMBER 1, 2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 28, 2013.

	19.	-
AMENDED AND RESTATED SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

20.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

	21.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

	22.	-
AMENDMENT DATED MAY 1, 2011 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 25 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 26, 2011.

	23.	-
AMENDMENT DATED APRIL 30, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

	24.	-
AMENDMENT DATED SEPTEMBER 1, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 28, 2013.

	25.	-
AMENDMENTS TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN PIMCO VARIABLE INSURANCE TRUST, PIMCO EQUITY SERIES VI, PIMCO INVESTMENTS LLC, AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 10/12/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AE. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

26.
FUND PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, THE PRUDENTIAL SERIES FUND, INC., PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC, AND PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, LLC, DATED 12/15/2000 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.K. FROM POST-EFFECTIVE AMENDMENT NO. 2 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 15, 2000.

27.
FUND PARTICIPATION AGREEMENT BETWEEN SELIGMAN PORTFOLIOS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

	28.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN SELIGMAN PORTFOLIOS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AD. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

(I)	1.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC AND ALLIANZ LIFE, DATED MAY 1, 2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.D. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

1(I)
AMENDMENT NO. 3, EFFECTIVE JANUARY 1, 2022, TO THE ADMINISTRATIVE SERVICES AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC AND ALLIANZ LIFE, DATED MAY 1, 2008, 2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-27(I)1(I). FROM POST-EFFECTIVE AMENDMENT NO. 37 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 27, 2022.

2.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN THE DREYFUS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 5/1/2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

	3.	-
AMENDMENTS TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN THE DREYFUS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 8/7/02, 10/16/06 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.G. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

4.
DISRIBUTION/12 B-1 LETTER AGREEMENT BETWEEN DREYFUS SERVICE CORPORATION AND USALLIANZ INVESTOR SERVICES, LLC (PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), DATED 5/1/2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

5.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AC. FROM PRE-EFFECTIVE AMENDMENT NO.2 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-120181 AND 811-05618), ELECTRONICALLY FILED ON MARCH 30, 2005.

	6.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 8/08/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

	7.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JULY 16, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON AUGUST 21, 2012.

	8.*	-	AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED AUGUST 17, 2022, FILED HEREWITH.
9.
ADMINISTRATIVE SERVICE AGREEMENT BETWEEN OPCAP ADVISORS LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 5/1/2006 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AJ. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

10.
ADMINISTRATIVE SUPPORT SERVICE AGREEMENT BETWEEN OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-95729 AND 811-05618), ELECTRONICALLY FILED ON APRIL 26, 2004.

	11.	-
AMENDMENT TO ADMINISTRATIVE SUPPORT SERVICE AGREEMENT BETWEEN OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 2/1/00 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.R. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

	12.	-
AMENDMENT TO THE LETTER OF UNDERSTANDIING OF THE ADMINISTRATIVE SUPPORT SERVICE AGREEMENT AND BETWEEN OPPENHEIMERFUNDS DISTRIBUTOR, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED FEBRUARY 1, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-90260 AND 811-05618), ELECTRONICALLY FILED ON APRIL 17, 2014

13.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN PIMCO VARIABLE INSURANCE TRUST AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED DECEMBER 4, 2009 AND AMENDMENT DATED APRIL 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM POST-EFFECTIVE AMENDMENT NO. 9 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON JUNE 7, 2012.

14.
MASTER PROFESSIONAL SERVICES AGREEMENT EFFECTIVE JANUARY 1, 2020 BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND TATA CONSULTANCY SERVICES LIMITED, INCORPORATED BY REFERENCE AS EXHIBIT 27(I)(1). FROM POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-185866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 15, 2022.

15.
BPO SERVICE DESCRIPTION AND STATEMENT OF WORK OF THE MASTER PROFESSIONAL SERIVES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND TATA CONSULTANCY SERVICES LIMITED EFFECTIVE JANUARY 1, 2020, INCORPORATED BY REFERENCE AS EXHIBIT 27(I)(2). FROM POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-185866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 15, 2022.

16.
ATTACHMENT 2-F TO BPO SCHEDULE 2 OF THE BPO SERVICE DESCRIPTION AND STATEMENT OF WORK OF THE MASTER PROFESSIONAL SERIVES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND TATA CONSULTANCY SERVICES LIMITED EFFECTIVE JANUARY 1, 2020, INCORPORATED BY REFERENCE AS EXHIBIT 27(I)(3). FROM POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-185866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 15, 2022.

(J)	1.
22C-2 AGREEMENTS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.A. FROM POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2008.

2.
22C-2 AGREEMENT-BLACKROCK DISTRIBUTORS, INC. IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.B. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

3.
DISTRIBUTION SERVICES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS, LLC, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

4.
SERVICES AGREEMENT BETWEEN PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/15/2000 IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-95729 AND 811-05618), ELECTRONICALLY FILED ON APRIL 26, 2004.

	5.	-
AMENDMENT TO SERVICES AGREEMENT BETWEEN PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9/9/2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Z. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

6.
SERVICE AGREEMENT BETWEEN J.&W. SELIGMAN & CO. INCORPORATED AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/16/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-95729 AND 811-05618), ELECTRONICALLY FILED ON APRIL 26, 2004

(K)*	OPINION AND CONSENT OF COUNSEL
(L)*	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
(M)	NOT APPLICABLE
(N)	NOT APPLICABLE
(O)	NOT APPLICABLE
(P)	POWER OF ATTORNEY INCORPORATED BY REFERENCE AS EXHIBIT 27(P) FROM INITIAL FILING TO REGISTRANT'S FORM N-4 (FILE NOS. 333-268962 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 22, 2022.

*	FILED HEREWITH
**	TO BE FILED BY AMENDMENT

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
UNLESS NOTED OTHERWISE, ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
THE FOLLOWING ARE THE OFFICERS AND DIRECTORS OF THE COMPANY:
NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH DEPOSITOR
JASMINE M. JIRELE	DIRECTOR, PRESIDENT, AND CHIEF EXECUTIVE OFFICER
ANDREAS G. WIMMER ALLIANZ SE KÖNIGINSTRAßE 28 80802 MÜNCHEN, GERMANY	DIRECTOR AND BOARD CHAIR
WILLIAM E. GAUMOND	DIRECTOR, SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER, AND TREASURER
ERIC J. THOMES	SENIOR VICE PRESIDENT, CHIEF DISTRIBUTION OFFICER
NEIL H. MCKAY	SENIOR VICE PRESIDENT, CHIEF ACTUARY
GRETCHEN CEPEK	SENIOR VICE PRESIDENT, GENERAL COUNSEL, AND SECRETARY
JEAN-ROCH P.F. SIBILLE	SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER
BECCA WYSOCKI	VICE PRESIDENT, CONTROLLER AND ASSISTANT TREASURER
JENNY L. GULDSETH	SENIOR VICE PRESIDENT, CHIEF HUMAN RESOURCES OFFICER
EMMANUELLE THOMMEROT	SENIOR VICE PRESIDENT, CHIEF MARKETING AND STRATEGY OFFICER
KARIM AKHAVEN-HEZAVEI	SENIOR VICE PRESIDENT, CHIEF OPERATING OFFICER
WALTER R. WHITE	DIRECTOR
UDO FRANK	DIRECTOR
KEVIN E. WALKER	DIRECTOR
HOWARD E. WOOLLEY	DIRECTOR

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is filled herewith.

ITEM 30. INDEMNIFICATION
INDEMNIFICATION PROVISION, AS REQUIRED BY THE ’33 ACT, RULE 484
THE BYLAWS OF THE INSURANCE COMPANY PROVIDE:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(A)
SUBJECT TO THE CONDITIONS OF THIS ARTICLE AND ANY CONDITIONS OR LIMITATIONS IMPOSED BY APPLICABLE LAW, THE CORPORATION SHALL INDEMNIFY ANY EMPLOYEE, DIRECTOR OR OFFICER OF THE CORPORATION (AN "INDEMNIFIED PERSON") WHO WAS, IS, OR IN THE SOLE OPINION OF THE CORPORATION, MAY REASONABLY BECOME A PARTY TO OR OTHERWISE INVOLVED IN ANY PROCEEDING BY REASON OF THE FACT THAT SUCH INDEMNIFIED PERSON IS OR WAS:

	(I)	A DIRECTOR OF THE CORPORATION; OR
	(II)	ACTING IN THE COURSE AND SCOPE OF HIS OR HER DUTIES AS AN OFFICER OR EMPLOYEE OF THE CORPORATION; OR
	(III)	RENDERING PROFESSIONAL SERVICES AT THE REQUEST OF AND FOR THE BENEFIT OF THE CORPORATION; OR
(IV)
SERVING AT THE REQUEST OF THE CORPORATION AS AN OFFICER, DIRECTOR, FIDUCIARY OR MEMBER OF ANOTHER CORPORATION, ASSOCIATION, COMMITTEE, PARTNERSHIP, JOINT VENTURE, TRUST, EMPLOYEE BENEFIT PLAN OR OTHER ENTERPRISE (AN "OUTSIDE ORGANIZATION").

(B)	NOTWITHSTANDING THE FOREGOING, NO OFFICER, DIRECTOR OR EMPLOYEE SHALL BE INDEMNIFIED PURSUANT TO THESE BYLAWS UNDER THE FOLLOWING CIRCUMSTANCES:
	(I)	IN CONNECTION WITH A PROCEEDING INITIATED BY SUCH PERSON, IN HIS OR HER OWN PERSONAL CAPACITY, UNLESS SUCH INITIATION WAS AUTHORIZED BY THE BOARD OF DIRECTORS;
	(II)	IF A COURT OF COMPETENT JURISDICTION FINALLY DETERMINES THAT ANY INDEMNIFICATION HEREUNDER IS UNLAWFUL;
	(III)	FOR ACTS OR OMISSIONS INVOLVING INTENTIONAL MISCONDUCT OR KNOWING AND CULPABLE VIOLATION OF LAW;
(IV)
FOR ACTS OR OMISSIONS THAT THE INDEMNIFIED PERSON BELIEVES TO BE CONTRARY TO THE BEST INTERESTS OF THE CORPORATION OR ITS SHAREHOLDERS OR THAT INVOLVE THE ABSENCE OF GOOD FAITH ON THE PART OF THE INDEMNIFIED PERSON;

	(V)	FOR ANY TRANSACTION FOR WHICH THE INDEMNIFIED PERSON DERIVED AN IMPROPER PERSONAL BENEFIT;
(VI)
FOR ACTS OR OMISSIONS THAT SHOW A RECKLESS DISREGARD FOR THE INDEMNIFIED PERSON'S DUTY TO THE CORPORATION OR ITS SHAREHOLDERS IN CIRCUMSTANCES IN WHICH THE INDEMNIFIED PERSON WAS AWARE OR SHOULD HAVE BEEN AWARE, IN THE ORDINARY COURSE OF PERFORMING THE INDEMNIFIED PERSON'S DUTIES, OF THE RISK OF SERIOUS INJURY TO THE CORPORATION OR ITS SHAREHOLDERS;

	(VII)	FOR ACTS OR OMISSIONS THAT CONSTITUTE AN UNEXCUSED PATTERN OF INATTENTION THAT AMOUNTS TO AN ABDICATION OF THE INDEMNIFIED PERSON'S DUTIES TO THE CORPORATION OR ITS SHAREHOLDERS;
	(VIII)	IN CIRCUMSTANCES WHERE INDEMNIFICATION IS PROHIBITED BY APPLICABLE LAW;
(IX)
IN THE CASE OF SERVICE AS AN OFFICER, DIRECTOR, FIDUCIARY OR MEMBER OF AN OUTSIDE ORGANIZATION, WHERE THE INDEMNIFIED PERSON WAS AWARE OR SHOULD HAVE BEEN AWARE THAT THE CONDUCT IN QUESTION WAS OUTSIDE THE SCOPE OF THE ASSIGNMENT AS CONTEMPLATED BY THE CORPORATION.

SECTION 2. SCOPE OF INDEMNIFICATION:
(A)
INDEMNIFICATION PROVIDED PURSUANT TO SECTION 1(A)(IV) SHALL BE SECONDARY AND SUBORDINATE TO INDEMNIFICATION OR INSURANCE PROVIDED TO AN INDEMNIFIED PERSON BY AN OUTSIDE ORGANIZATION OR OTHER SOURCE, IF ANY.

(B)
INDEMNIFICATION SHALL APPLY TO ALL REASONABLE EXPENSES, LIABILITY AND LOSSES, ACTUALLY INCURRED OR SUFFERED BY AN INDEMNIFIED PERSON IN CONNECTION WITH A PROCEEDING, INCLUDING WITHOUT LIMITATION, ATTORNEYS' FEES AND ANY EXPENSES OF ESTABLISHING A RIGHT TO INDEMNIFICATION OR ADVANCEMENT UNDER THIS ARTICLE, JUDGMENTS, FINES, ERISA EXCISE TAXES OR PENALTIES, AMOUNTS PAID OR TO BE PAID IN SETTLEMENT AND ALL INTEREST, ASSESSMENTS AND OTHER CHARGES PAID OR PAYABLE IN CONNECTION WITH OR IN RESPECT OF SUCH EXPENSE, LIABILITY AND LOSS.

(C)
SUCH INDEMNIFICATION SHALL CONTINUE AS TO ANY INDEMNIFIED PERSON WHO HAS CEASED TO BE AN EMPLOYEE, DIRECTOR OR OFFICER OF THE CORPORATION AND SHALL INURE TO THE BENEFIT OF HIS OR HER HEIRS, ESTATE, EXECUTORS AND ADMINISTRATORS.

SECTION 3. DEFINITIONS:
(A)	"CORPORATION" FOR THE PURPOSE OF ARTICLE XI SHALL MEAN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALL OF ITS SUBSIDIARIES.
(B)
"PROCEEDING" SHALL MEAN ANY THREATENED, PENDING, OR COMPLETED ACTION, SUIT OR PROCEEDING WHETHER CIVIL, CRIMINAL, ADMINISTRATIVE, INVESTIGATIVE OR OTHERWISE, INCLUDING ACTIONS BY OR IN THE RIGHT OF THE CORPORATION TO PROCURE A JUDGMENT IN ITS FAVOR.

(C)
"PROFESSIONAL SERVICES" SHALL MEAN SERVICES RENDERED PURSUANT TO (I) A PROFESSIONAL ACTUARIAL DESIGNATION, (II) A LICENSE TO ENGAGE IN THE PRACTICE OF LAW ISSUED BY A STATE BAR INSTITUTION OR (III) A CERTIFIED PUBLIC ACCOUNTANT DESIGNATION ISSUED BY THE AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS.

INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED FOR DIRECTORS AND OFFICERS OR CONTROLLING PERSONS OF THE INSURANCE COMPANY PURSUANT TO THE FOREGOING, OR OTHERWISE, THE INSURANCE COMPANY HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE INSURANCE COMPANY OF EXPENSES INCURRED OR PAID BY A DIRECTOR, OFFICER OR CONTROLLING PERSON OF THE INSURANCE COMPANY IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH DIRECTOR, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE COMPANY WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

ITEM 31. PRINCIPAL UNDERWRITERS
ALLIANZ LIFE FINANCIAL SERVICES, LLC (PREVIOUSLY USALLIANZ INVESTOR SERVICES, LLC) IS THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS. IT ALSO IS THE PRINCIPAL UNDERWRITER FOR:
ALLIANZ LIFE VARIABLE ACCOUNT A
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ FUNDS
THE FOLLOWING ARE THE OFFICERS (MANAGERS) AND DIRECTORS (BOARD OF GOVERNORS) OF ALLIANZ LIFE FINANCIAL SERVICES, LLC. ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
NAME	POSITIONS AND OFFICES WITH UNDERWRITER
COREY WALTHER	GOVERNOR AND PRESIDENT
ERIC J. THOMES	GOVERNOR, CHIEF EXECUTIVE OFFICER, AND CHIEF MANAGER
WILLIAM E. GAUMOND	GOVERNOR
AMY K. BORDEN	CHIEF FINANCIAL OFFICER AND TREASURER
MATTHEW C. DIAN	VICE PRESIDENT, CHIEF COMPLIANCE OFFICER
HEATHER L. KELLY	EXECUTIVE VICE PRESIDENT, HEAD OF ADVISORY & STRATEGIC ACCOUNTS
KRISTINE M. LORD-KRAHN	CHIEF LEGAL OFFICER AND SECRETARY
NICOLE D. VAN WALBEEK	ASSISTANT SECRETARY
FOR THE PERIOD 1-1-2022 TO 12-31-2022
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
ALLIANZ LIFE FINANCIAL SERVICES, LLC	$371,545,470.24	$0	$0	$0

THE $371,545,470.24 THAT ALLIANZ LIFE FINANCIAL SERVICES, LLC RECEIVED FROM ALLIANZ LIFE AS COMMISSIONS ON THE SALE OF CONTRACTS ISSUED UNDER ALLIANZ LIFE VARIABLE ACCOUNT B WAS SUBSEQUENTLY PAID ENTIRELY TO THE THIRD PARTY BROKER/DEALERS THAT PERFORM THE RETAIL DISTRIBUTION OF THE CONTRACTS AND, THEREFORE, NO COMMISSION OR COMPENSATION WAS RETAINED BY ALLIANZ LIFE FINANCIAL SERVICES, LLC.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
Incorporated by reference as Item B3 on form NCEN, filed by the Registrant on March 15, 2023.
ITEM 33. MANAGEMENT SERVICES
Not Applicable
ITEM 34. FEE REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 24th day of April, 2023.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: /s/ Erik T. Nelson
Erik T. Nelson
Associate General Counsel, Senior Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: Jasmine M. Jirele(1)
Jasmine M. Jirele
Director, President & Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2023.
SIGNATURE	TITLE
JASMINE JIRELE(1)	DIRECTOR, PRESIDENT & CHIEF EXECUTIVE OFFICER
ANDREAS G. WIMMER(1)	DIRECTOR AND BOARD CHAIR
WALTER R. WHITE(1)	DIRECTOR
UDO FRANK(1)	DIRECTOR
WILLIAM E. GAUMOND(1)	DIRECTOR, SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND TREASURER (PRINCIPAL ACCOUNTING OFFICER)
KEVIN E. WALKER(1)	DIRECTOR
HOWARD E. WOOLLEY(1)	DIRECTOR
(1)	By Power of Attorney incorporated by reference as exhibit 27(p).

By: /s/ Erik T. Nelson
Erik T. Nelson
Associate General Counsel, Senior Counsel

EXHIBITS TO
 POST-EFFECTIVE AMENDMENT NO. 38
TO
 FORM N-4
(FILE NOS. 333-82329 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
27(I)(8)	AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE
27(K)	OPINION AND CONSENT OF COUNSEL
27(L)	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	INSURANCE COMPANY ORGANIZATIONAL CHART